UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments.

Schedule of investments

Optimum Fixed Income Fund
December 31, 2014 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 4.61%
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39 ●	14,015	$15,547
Series 2002-T4 A3
7.50% 12/25/41	48,845	55,298
Series 2004-T1 1A2
6.50% 1/25/44	14,440	16,457
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	10,306	11,665
Series 1999-19 PH
6.00% 5/25/29	191,756	210,854
Series 2001-14 Z
6.00% 5/25/31	11,590	12,870
Series 2002-90 A1
6.50% 6/25/42	12,217	13,913
Series 2002-90 A2
6.50% 11/25/42	41,381	46,708
Series 2003-26 AT
5.00% 11/25/32	163,637	168,829
Series 2005-22 HE
5.00% 10/25/33	114,429	115,782
Series 2005-29 QD
5.00% 8/25/33	62,800	62,976
Series 2005-110 MB
5.50% 9/25/35	149,214	160,725
Series 2007-30 OE
2.579% 4/25/37 @Ω^	4,729,845	4,421,420
Series 2007-114 A6
0.37% 10/27/37 ●	7,600,000	7,489,283
Series 2008-24 ZA
5.00% 4/25/38	21,006,859	22,977,807
Series 2009-2 AS
5.531% 2/25/39 @●Σ	2,583,255	312,032
Series 2009-68 SA
6.581% 9/25/39 @●Σ	577,140	102,794
Series 2009-94 AC
5.00% 11/25/39	349,122	378,940
Series 2010-41 PN
4.50% 4/25/40	475,000	512,923
Series 2010-96 DC
4.00% 9/25/25	915,000	962,957
Series 2010-123 FE
0.65% 11/25/40 ●	4,079,802	4,115,280
Series 2012-122 SD
5.931% 11/25/42 ●Σ	857,504	209,209
Series 2013-38 AI
3.00% 4/25/33 Σ	2,310,872	333,654
Series 2013-44 DI
3.00% 5/25/33 Σ	3,503,861	528,481
Series 2014-36 ZE
3.00% 6/25/44	617,703	551,169
Fannie Mae Whole Loan
REMIC Trust
Series 2004-W4 A5
5.50% 6/25/34	2,236,387	2,375,315
Series 2004-W11 1A2
6.50% 5/25/44	71,795	84,039
Fannie Mae Whole Loan Trust
Series 2004-W15 1A1
6.00% 8/25/44	83,413	92,514
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	55,152	62,352
Series 2165 PE
6.00% 6/15/29	153,848	169,255
Series 2326 ZQ
6.50% 6/15/31	95,158	108,110
Series 2557 WE
5.00% 1/15/18	239,166	250,137
Series 2802 NE
5.00% 2/15/33	120,062	120,727
Series 2827 TE
5.00% 4/15/33	266,245	270,519
Series 2864 PE
5.00% 6/15/33	9,176	9,178
Series 2869 BG
5.00% 7/15/33	87,996	88,433
Series 2915 KD
5.00% 9/15/33	46,883	47,371
Series 2938 ND
5.00% 10/15/33	41,174	41,422
Series 2987 KG
5.00% 12/15/34	204,797	207,780
Series 3143 BC
5.50% 2/15/36	4,131,011	4,566,213
Series 3145 LN
4.50% 10/15/34	17,128	17,182
Series 3289 SA
6.589% 3/15/37 @●Σ	1,918,593	353,240
Series 3626 MA
5.00% 2/15/30	284,242	285,293
Series 3656 PM
5.00% 4/15/40	721,436	792,854
Series 4065 DE
3.00% 6/15/32	120,000	120,103
Series 4185 LI
3.00% 3/15/33 Σ	865,192	138,530

(continues)      NQ-OPTFI [12/14] 2/15 (13983) 1

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4191 CI
3.00% 4/15/33 Σ	354,882	$49,974
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2014-DN2 M1
1.02% 4/25/24 ●	250,799	248,923
Series 2014-DN2 M2
1.82% 4/25/24 ●	250,000	242,193
Freddie Mac Structured Pass
Through Securities
Series T-54 2A
6.50% 2/25/43 ⧫	20,007	23,051
Series T-58 2A
6.50% 9/25/43 ⧫	10,437	11,931
GNMA
Series 2007-64 AI
6.385% 10/20/37 @●Σ	6,704,918	998,233
Series 2008-65 SB
5.835% 8/20/38 @●Σ	1,783,113	222,867
Series 2009-2 SE
5.655% 1/20/39 @●Σ	5,020,540	582,714
Series 2010-113 KE
4.50% 9/20/40	1,170,000	1,291,662
Series 2011-H21 FT
0.81% 10/20/61 ●	14,615,297	14,678,874
Series 2011-H23 FA
0.856% 10/20/61 ●	9,586,297	9,625,965
Series 2012-H08 FB
0.756% 3/20/62 ●	1,360,958	1,363,370
Series 2012-H18 NA
0.676% 8/20/62 ●	822,420	822,285
Series 2012-H29 SA
0.671% 10/20/62 ●	6,711,968	6,694,577
Total Agency Collateralized
Mortgage Obligations
(cost $90,895,965)		90,844,759

Agency Mortgage-Backed Securities – 12.59%
Fannie Mae
5.50% 3/1/37	35,773	38,863
5.50% 7/1/37	294,197	319,476
6.50% 8/1/17	9,705	10,112
Fannie Mae ARM
1.861% 7/1/37 ●	75,081	79,117
2.277% 10/1/33 ●	21,424	22,349
2.315% 11/1/35 ●	59,007	63,238
2.421% 5/1/43 ●	479,477	480,009
2.546% 6/1/43 ●	168,519	170,024
3.203% 4/1/44 ●	758,912	787,725
3.268% 3/1/44 ●	673,728	703,259
3.302% 9/1/43 ●	536,132	556,411
5.141% 8/1/35 ●	18,253	19,507
5.806% 8/1/37 ●	71,016	75,500
Fannie Mae Relocation 30 yr
5.00% 11/1/33	1,631	1,784
5.00% 1/1/34	3,426	3,749
5.00% 11/1/34	10,334	11,306
5.00% 4/1/35	12,566	13,749
5.00% 10/1/35	17,866	19,534
5.00% 1/1/36	30,830	33,728
Fannie Mae S.F. 15 yr
2.50% 7/1/27	81,078	82,769
2.50% 10/1/27	501,223	511,687
2.50% 2/1/28	1,221,605	1,247,167
2.50% 5/1/28	174,138	177,670
3.00% 5/1/28	115,620	120,384
3.50% 7/1/26	366,401	388,402
3.50% 12/1/28	143,266	152,312
4.00% 5/1/24	46,006	49,001
4.00% 7/1/24	12,639	13,464
4.00% 5/1/25	251,930	269,154
4.00% 6/1/25	847,830	902,924
4.00% 9/1/25	30,532	32,530
4.00% 11/1/25	1,231,701	1,320,503
4.00% 1/1/26	34,503	36,889
4.00% 12/1/26	423,124	450,741
4.00% 1/1/27	31,060	33,279
4.00% 5/1/27	891,405	954,900
4.00% 8/1/27	542,321	579,298
4.50% 8/1/18	80,941	85,037
4.50% 7/1/20	253,502	267,038
5.00% 12/1/20	51,884	55,750
5.00% 5/1/21	32,259	34,676
5.00% 6/1/23	94,245	101,791
Fannie Mae S.F. 20 yr
3.00% 2/1/33	62,368	64,493
3.00% 8/1/33	222,444	229,750
3.50% 4/1/33	64,681	68,256
3.50% 9/1/33	320,840	340,042
4.00% 1/1/31	119,920	129,287
4.00% 2/1/31	334,154	360,295
5.00% 11/1/23	27,139	29,962
5.50% 11/1/25	42,196	47,159
5.50% 8/1/28	429,456	481,189
5.50% 12/1/29	35,640	39,899
6.00% 9/1/29	271,577	307,476

2 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 7/1/42	433,479	$439,405
3.00% 10/1/42	6,804,610	6,897,538
3.00% 12/1/42	1,109,266	1,124,375
3.00% 1/1/43	2,511,690	2,545,446
3.00% 2/1/43	263,469	267,046
3.00% 4/1/43	43,265,810	43,841,033
3.00% 5/1/43	394,733	399,846
4.00% 10/1/40	45,191	48,288
4.00% 11/1/40	271,889	290,611
4.00% 7/1/41	900,824	966,297
4.00% 8/1/43	194,401	208,549
4.00% 7/1/44	802,886	863,011
4.50% 5/1/35	177,272	194,050
4.50% 8/1/35	362,056	394,859
4.50% 9/1/35	314,177	341,850
4.50% 7/1/36	132,206	144,130
4.50% 4/1/39	984,684	1,069,707
4.50% 5/1/39	1,233,440	1,342,654
4.50% 11/1/40	384,313	417,576
4.50% 3/1/41	745,120	809,186
4.50% 4/1/41	1,169,318	1,271,757
4.50% 10/1/41	417,852	453,759
4.50% 11/1/41	387,854	421,463
4.50% 1/1/42	12,058,124	13,118,900
4.50% 12/1/43	66,714	72,454
4.50% 5/1/44	294,113	320,320
5.00% 3/1/34	5,099	5,648
5.00% 4/1/34	29,633	32,815
5.00% 8/1/34	49,518	54,830
5.00% 4/1/35	8,735	9,730
5.00% 7/1/35	179,057	198,368
5.00% 10/1/35	443,095	490,569
5.00% 11/1/35	132,321	146,589
5.00% 2/1/36	188,052	208,104
5.00% 2/1/37	392,505	434,643
5.00% 4/1/37	114,415	126,417
5.00% 8/1/37	337,606	373,860
5.00% 12/1/37	7,435	8,208
5.00% 2/1/38	118,206	130,929
5.00% 3/1/38	272,682	301,050
5.00% 6/1/38	17,832	19,687
5.00% 2/1/39	6,689	7,385
5.00% 5/1/40	143,802	159,372
5.50% 12/1/32	25,137	28,329
5.50% 2/1/33	78,909	88,810
5.50% 12/1/33	44,326	50,283
5.50% 11/1/34	129,302	145,530
5.50% 2/1/35	1,811,169	2,045,727
5.50% 3/1/35	69,137	77,255
5.50% 6/1/35	107,186	120,373
5.50% 1/1/36	109,088	122,453
5.50% 4/1/36	1,437,569	1,607,204
5.50% 7/1/36	37,722	42,395
5.50% 1/1/37	7,659	8,624
5.50% 2/1/37	693,161	774,932
5.50% 8/1/37	31,332	35,203
5.50% 1/1/38	574,408	641,871
5.50% 2/1/38	229,895	258,051
5.50% 3/1/38	279,209	313,762
5.50% 4/1/38	1,383,818	1,546,320
5.50% 6/1/38	24,092	26,921
5.50% 11/1/38	1,999,448	2,234,243
5.50% 10/1/39	1,142,040	1,276,149
5.50% 7/1/40	341,876	382,159
5.50% 9/1/41	143,569	160,515
6.00% 5/1/36	95,462	108,508
6.00% 6/1/36	44,462	50,557
6.00% 9/1/36	47,707	54,864
6.00% 12/1/36	52,416	59,547
6.00% 2/1/37	143,160	162,688
6.00% 5/1/37	402,062	456,255
6.00% 6/1/37	27,338	31,422
6.00% 7/1/37	27,673	31,407
6.00% 8/1/37	387,658	439,991
6.00% 9/1/37	64,745	73,565
6.00% 11/1/37	66,057	75,390
6.00% 5/1/38	1,354,081	1,536,657
6.00% 7/1/38	18,322	20,759
6.00% 8/1/38	246,824	279,452
6.00% 9/1/38	133,099	150,900
6.00% 10/1/38	539,589	612,577
6.00% 11/1/38	125,183	142,662
6.00% 12/1/38	378,062	430,648
6.00% 1/1/39	229,759	260,810
6.00% 2/1/39	398,373	453,631
6.00% 9/1/39	711,771	807,711
6.00% 10/1/39	128,252	145,631
6.00% 3/1/40	202,062	228,781
6.00% 7/1/40	861,683	977,624
6.00% 9/1/40	177,383	201,428
6.00% 11/1/40	77,682	89,221
6.00% 5/1/41	280,116	317,859
6.50% 11/1/33	6,058	6,901
6.50% 2/1/36	128,622	153,752
6.50% 3/1/36	115,526	131,564
6.50% 6/1/36	268,521	316,710

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 3

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.50% 2/1/38	53,838	$61,312
6.50% 11/1/38	16,462	18,747
6.50% 3/1/40	2,625,658	2,990,164
7.50% 3/1/32	697	805
7.50% 4/1/32	1,951	2,289
7.50% 6/1/32	1,563	1,712
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/45	21,416,000	21,663,623
3.00% 2/1/45	15,834,000	15,977,187
3.50% 2/1/45	4,857,000	5,049,954
4.00% 1/1/45	7,267,000	7,755,734
4.00% 2/1/45	24,462,000	26,040,276
4.50% 1/1/45	34,175,000	37,095,896
4.50% 2/1/45	4,420,000	4,789,485
Freddie Mac ARM
2.249% 7/1/36 ●	54,376	58,484
2.307% 4/1/34 ●	2,606	2,770
2.342% 12/1/33 ●	65,662	69,836
2.534% 1/1/44 ●	1,395,856	1,431,382
2.68% 5/1/37 ●	405,919	440,547
5.386% 2/1/38 ●	193,045	205,647
Freddie Mac Relocation 30 yr
5.00% 9/1/33	304	333
Freddie Mac S.F. 15 yr
2.50% 3/1/28	265,814	271,088
3.50% 10/1/26	125,851	133,659
4.00% 4/1/25	58,019	61,955
4.00% 5/1/25	79,167	84,504
4.00% 8/1/25	264,107	281,951
4.00% 11/1/26	340,526	362,501
4.50% 5/1/20	157,326	167,798
4.50% 7/1/25	79,095	85,440
4.50% 6/1/26	187,916	203,063
5.00% 6/1/18	43,179	45,374
Freddie Mac S.F. 20 yr
3.50% 1/1/34	593,131	623,235
4.00% 11/1/32	162,849	175,431
5.50% 10/1/23	88,632	98,854
5.50% 8/1/24	24,608	27,601
Freddie Mac S.F. 30 yr
3.00% 10/1/42	499,449	505,574
3.00% 11/1/42	415,094	420,695
4.50% 10/1/39	205,750	223,084
5.50% 3/1/34	53,434	60,173
5.50% 12/1/34	50,726	57,321
5.50% 6/1/36	32,200	36,123
5.50% 11/1/36	76,885	85,963
5.50% 12/1/36	16,312	18,255
5.50% 4/1/38	310,803	347,804
5.50% 6/1/38	43,215	48,319
5.50% 6/1/39	342,829	383,647
5.50% 3/1/40	176,998	197,931
5.50% 8/1/40	715,351	799,551
5.50% 1/1/41	202,397	226,340
5.50% 6/1/41	847,093	947,048
6.00% 2/1/36	408,275	467,547
6.00% 3/1/36	187,036	212,545
6.00% 1/1/38	74,568	84,287
6.00% 6/1/38	202,648	229,447
6.00% 8/1/38	303,314	344,271
6.00% 5/1/40	84,377	95,497
6.50% 11/1/33	29,257	33,241
6.50% 1/1/35	153,720	176,333
6.50% 8/1/38	50,824	57,744
6.50% 4/1/39	325,841	370,209
7.00% 1/1/38	47,001	53,352
GNMA I S.F. 30 yr
5.00% 6/15/40	108,468	119,947
7.00% 12/15/34	248,655	292,998
GNMA II S.F. 30 yr
6.00% 4/20/34	8,609	9,624
Total Agency
Mortgage-Backed
Securities
(cost $244,073,577)		248,327,016

Agency Obligation – 0.05%
Tennessee Valley Authority
2.875% 9/15/24	1,015,000	1,030,141
Total Agency Obligation
(cost $1,004,241)		1,030,141

Collateralized Debt Obligations – 0.30%
ACAS CLO
Series 2007-1A A1S 144A
0.441% 4/20/21 #●	684,546	679,275
ALM VII
Series 2012-7A A1 144A
1.651% 10/19/24 #●	250,000	249,243
Cavalry CLO V
Series 2014-5A A 144A
1.528% 1/16/24 #●	400,000	400,000
Elm CLO
Series 2014-1A A 144A
1.676% 1/17/23 #●	600,000	600,000

4 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Collateralized Debt Obligations (continued)
Euro-Galaxy CLO
Series 2006-1X A2
0.322% 10/23/21 ●	EUR	1,320,552	$1,583,216
Franklin CLO V
Series 5A A2 144A
0.501% 6/15/18 #●		1,196,265	1,191,959
Lockwood Grove CLO
Series 2014-1A A1 144A
1.603% 1/25/24 #●		400,000	400,000
Stoney Lane Funding I
Series 2007-1A A1 144A
0.468% 4/18/22 #●		897,690	888,533
Total Collateralized Debt
Obligations
(cost $6,070,273)			5,992,226

Commercial Mortgage-Backed Securities – 2.29%
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●		210,000	218,169
Series 2007-4 AM
5.821% 2/10/51 ●		505,000	549,153
Banc of America Re-REMIC
Series 2009-UBER2 144A
5.67% 2/24/51 #●		2,108,148	2,297,459
CD Commercial Mortgage
Trust
Series 2005-CD1 AM
5.226% 7/15/44 ●		665,000	682,680
Series 2005-CD1 C
5.226% 7/15/44 ●		250,000	255,553
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47		1,100,000	1,144,525
Commercial Mortgage Pass
Through Certificates
Series 2014-CR19 A5
3.796% 8/10/47 ⧫		470,000	496,150
Series 2014-CR20 A4
3.59% 11/10/47 ⧫		910,000	946,482
Series 2014-CR20 AM
3.938% 11/10/47 ⧫		340,000	351,419
Commercial Mortgage Trust
Series 2005-GG5 A5
5.224% 4/10/37 ●		1,155,000	1,167,491
Series 2006-GG7 A4
5.819% 7/10/38 ●		1,097,863	1,147,588
Credit Suisse Commercial
Mortgage Trust
Series 2006-C1 AAB
5.467% 2/15/39 ●		257	257
Series 2010-UD1 A 144A
5.773% 12/16/49 #●		1,838,739	1,954,414
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #		2,050,000	2,311,668
Series 2011-LC1A C 144A
5.557% 11/10/46 #●		815,000	914,455
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.615% 11/25/49 #●		485,000	520,889
Series 2011-K15 B 144A
4.931% 8/25/44 #●		75,000	81,896
Series 2011-K702 B 144A
4.77% 4/25/44 #●		210,000	223,301
Series 2011-K703 B 144A
4.884% 7/25/44 #●		660,000	704,586
Series 2012-K19 B 144A
4.036% 5/25/45 #●		145,000	150,229
Series 2012-K22 B 144A
3.686% 8/25/45 #●		665,000	671,448
Series 2012-K708 B 144A
3.759% 2/25/45 #●		1,705,000	1,755,652
Series 2012-K708 C 144A
3.759% 2/25/45 #●		230,000	234,205
Series 2012-K711 B 144A
3.562% 8/25/45 #●		820,000	837,941
Series 2013-K33 B 144A
3.503% 8/25/46 #●		505,000	497,694
Series 2013-K712 B 144A
3.368% 5/25/45 #●		2,215,000	2,222,329
Series 2013-K713 B 144A
3.165% 4/25/46 #●		1,215,000	1,205,206
Series 2014-K716 B 144A
3.954% 8/25/47 #●		425,000	433,336
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39		373,245	373,605
Goldman Sachs Mortgage
Securities Trust
Series 2006-GG6 A4
5.553% 4/10/38 ●		595,000	610,566
Series 2010-C1 A2 144A
4.592% 8/10/43 #		915,000	1,008,277
Series 2010-C1 C 144A
5.635% 8/10/43 #●		375,000	410,235

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 5

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	2,200,000	$2,276,285
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	3,540,000	3,544,464
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	1,620,000	1,640,072
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	1,022,883	1,018,935
Series 2014-C21 AS
3.997% 8/15/47	320,000	334,392
Series 2014-C22 B
4.562% 9/15/47 ●	470,000	501,292
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.489% 8/12/37 ●	230,000	247,461
Series 2005-LDP5 D
5.391% 12/15/44 ●	420,000	431,424
Series 2006-LDP8 AM
5.44% 5/15/45	1,558,000	1,649,676
Series 2007-LDPX A3
5.42% 1/15/49	1,073,405	1,145,945
Series 2011-C5 C 144A
5.323% 8/15/46 #●	410,000	455,830
Lehman Brothers-UBS
Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	40,007	40,574
Series 2006-C6 AJ
5.452% 9/15/39 ●	920,000	967,153
Series 2006-C6 AM
5.413% 9/15/39	605,000	642,469
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C18 A4
3.923% 10/15/47	625,000	666,522
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.206% 11/14/42 ●	615,000	629,102
Series 2005-HQ7 C
5.206% 11/14/42 ●	870,000	877,493
Series 2006-T21 AM
5.204% 10/12/52 ●	600,000	620,068
TimberStar Trust 1
Series 2006-1A A 144A
5.668% 10/15/36 #	415,000	441,799
WF-RBS Commercial
Mortgage Trust
Series 2014-C23 A5
3.917% 10/15/57	545,000	581,885
Total Commercial
Mortgage-Backed
Securities
(cost $44,811,558)		45,091,699

Convertible Bonds – 0.78%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	580,000	551,725
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	206,000	213,081
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	421,000	449,417
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	291,000	358,112
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	576,000	607,680
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	275,000	259,875
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	421,000	399,424
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20	530,000	527,019
Chesapeake Energy 2.25%
exercise price $80.28,
expiration date 12/14/38	193,000	174,303
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	283,000	351,804
Energy XXI 3.00% exercise
price $40.40, expiration
date 12/13/18	588,000	177,870
General Cable 4.50% exercise
price $34.88, expiration
date 11/15/29 ϕ	580,000	420,863

6 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 4/29/16	166,000	$687,345
Hologic 2.00% exercise price
$31.17, expiration date
2/27/42 ϕ	381,000	425,291
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16	113,000	249,872
Intel 3.25% exercise price
$21.71, expiration date
8/1/39	200,000	348,126
j2 Global 3.25% exercise
price $69.37, expiration
date 6/14/29	483,000	534,319
Jefferies Group 3.875%
exercise price $45.06,
expiration date 10/31/29	355,000	368,091
Lexington Realty Trust 144A
6.00% exercise price
$6.68, expiration date
1/11/30 #	147,000	237,956
Liberty Interactive
0.75% exercise price
$1,000.00, expiration date
3/30/43	462,000	658,927
144A 1.00% exercise price
$74.31, expiration date
9/28/43 #	369,000	408,206
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 ϕ	598,000	645,093
MGM Resorts International
4.25% exercise price
$18.58, expiration date
4/10/15	239,000	282,617
Mylan 3.75% exercise price
$13.32, expiration date
9/15/15	130,000	550,063
Novellus Systems 2.625%
exercise price $34.93,
expiration date 5/14/41	268,000	615,730
Nuance Communications
2.75% exercise price
$32.30, expiration date
11/1/31	35,000	35,066
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	576,000	735,120
NXP Semiconductors 144A
1.00% exercise price
$102.84, expiration date
11/27/19 #	159,000	163,671
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41	668,000	354,040
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #	262,000	271,497
RTI International Metals
1.625% exercise price
$40.72, expiration date
10/10/19	494,000	482,576
SanDisk 1.50% exercise price
$51.36, expiration date
8/11/17	248,000	477,400
Spirit Realty Capital 3.75%
exercise price $13.10,
expiration date 5/13/21	348,000	339,737
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19	404,000	290,627
TPG Specialty Lending 144A
4.50% exercise price
$25.83, expiration date
12/15/19 #	372,000	363,630
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #	487,000	437,083
Vector Group
1.75% exercise price
$25.87, expiration date
4/15/20	424,000	451,295
2.50% exercise price
$16.78, expiration date
1/14/19 ●	147,000	207,565
VeriSign 4.086% exercise
price $34.37, expiration
date 8/15/37	204,000	350,497
Total Convertible Bonds
(cost $14,239,349)		15,462,613

Corporate Bonds – 35.92%
Banking – 8.34%
Abbey National Treasury
Services
0.751% 3/13/17 ●	225,000	225,063
Ally Financial
2.75% 1/30/17	200,000	199,876

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 7

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Ally Financial
3.125% 1/15/16		100,000	$100,750
3.50% 7/18/16		400,000	405,500
4.625% 6/26/15		1,200,000	1,210,500
4.75% 9/10/18		200,000	207,500
5.50% 2/15/17		1,800,000	1,894,500
8.30% 2/12/15		1,000,000	1,006,250
ANZ New Zealand
International 144A
2.60% 9/23/19 #		200,000	202,206
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	151,000	133,091
3.625% 11/6/18 ●	AUD	370,000	304,514
Banco de Costa Rica 144A
5.25% 8/12/18 #		355,000	358,550
Banco do Brasil 144A
6.00% 1/22/20 #		3,200,000	3,432,000
Banco Mercantil del Norte
144A 4.375% 7/19/15 #		400,000	406,000
Banco Santander Chile 144A
3.75% 9/22/15 #		2,200,000	2,234,448
Banco Santander Mexico
144A 5.95% 1/30/24 #●		805,000	839,213
Banco Votorantim 144A
5.25% 2/11/16 #@		2,300,000	2,355,200
Bank of America
0.541% 6/15/17 ●		3,800,000	3,747,522
1.271% 1/15/19 ●		830,000	842,618
2.60% 1/15/19		1,200,000	1,210,021
3.30% 1/11/23		716,000	716,807
4.25% 10/22/26		3,895,000	3,891,619
5.65% 5/1/18		900,000	1,000,640
5.75% 12/1/17		700,000	773,950
6.00% 9/1/17		1,700,000	1,875,671
6.875% 4/25/18		2,325,000	2,672,453
7.625% 6/1/19		800,000	967,818
Bank of Montreal
0.751% 7/15/16 ●		565,000	567,797
Bank of New York Mellon
0.719% 9/11/19 ●		830,000	829,771
Bank of Nova Scotia
0.751% 7/15/16 ●		835,000	837,224
Barclays 2.75% 11/8/19		1,500,000	1,492,223
Barclays Bank
7.625% 11/21/22		825,000	903,623
BB&T
0.892% 2/1/19 ●		750,000	751,039
1.101% 6/15/18 ●		65,000	65,697
2.45% 1/15/20		1,435,000	1,430,839
5.25% 11/1/19		1,241,000	1,383,962
BBVA Banco Continental
144A 5.00% 8/26/22 #		540,000	563,976
BBVA Bancomer
144A 6.50% 3/10/21 #		1,365,000	1,484,983
144A 7.25% 4/22/20 #		100,000	110,500
Branch Banking & Trust
3.80% 10/30/26		1,520,000	1,553,352
CIT Group 144A
5.50% 2/15/19 #		2,900,000	3,068,563
Citigroup
0.778% 3/10/17 ●		900,000	898,325
4.05% 7/30/22		150,000	155,451
6.125% 5/15/18		2,300,000	2,604,853
8.50% 5/22/19		1,400,000	1,746,142
City National 5.25% 9/15/20		770,000	858,493
Cooperatieve Centrale
	Raiffeisen-Boerenleenbank
4.625% 12/1/23		1,665,000	1,769,321
Credit Suisse
3.00% 10/29/21		345,000	343,915
144A 6.50% 8/8/23 #		1,215,000	1,336,768
Credit Suisse Group
	144A 6.25% 12/29/49 #●	270,000	260,483
	144A 7.50% 12/29/49 #●	200,000	208,500
DNB Bank 144A
3.20% 4/3/17 #		3,300,000	3,421,985
Eksportfinans
2.00% 9/15/15		1,300,000	1,303,146
2.375% 5/25/16		500,000	502,420
5.50% 5/25/16		200,000	209,470
5.50% 6/26/17		300,000	320,808
Export-Import Bank of China
144A 2.50% 7/31/19 #		1,025,000	1,025,775
	144A 3.625% 7/31/24 #	855,000	865,080
Export-Import Bank of Korea
1.093% 9/17/16 ●		900,000	904,721
1.25% 11/20/15		400,000	400,886
4.375% 9/15/21		700,000	769,345
5.00% 4/11/22		2,000,000	2,283,434
5.125% 3/16/15		200,000	201,847
5.125% 6/29/20		1,500,000	1,694,557
5.875% 1/14/15		950,000	951,134
Goldman Sachs Group
0.429% 5/18/15 ●	EUR	100,000	121,093

8 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
0.632% 7/22/15 ●		200,000	$199,996
0.697% 3/22/16 ●		300,000	299,421
1.332% 11/15/18 ●		420,000	424,514
3.55% 2/12/21	CAD	200,000	177,670
3.70% 8/1/15		1,900,000	1,930,938
4.035% 8/21/19 ●	AUD	140,000	115,353
5.20% 12/17/19	NZD	932,000	731,824
5.35% 1/15/16		1,400,000	1,461,293
5.95% 1/18/18		700,000	778,223
6.15% 4/1/18		2,030,000	2,279,526
6.25% 9/1/17		1,100,000	1,224,673
HBOS 144A 6.75% 5/21/18 #		1,150,000	1,284,545
HSBC Bank 144A
0.872% 5/15/18 #●		620,000	622,991
HSBC Holdings
5.625% 12/29/49 ●		1,410,000	1,416,697
HSBC New Zealand
4.56% 12/10/18 ●	NZD	500,000	393,092
ICICI Bank
4.75% 11/25/16		2,600,000	2,719,665
5.50% 3/25/15		2,100,000	2,122,197
144A 5.50% 3/25/15 #		1,300,000	1,313,741
JPMorgan Chase
0.571% 6/13/16 ●		500,000	498,059
0.784% 5/31/17 ●	EUR	2,400,000	2,903,542
0.863% 1/28/19 ●		574,000	574,567
3.15% 7/5/16		100,000	102,816
3.825% 5/17/18 ●	AUD	730,000	600,518
4.125% 12/15/26		2,500,000	2,508,390
4.25% 11/2/18	NZD	570,000	442,431
4.375% 11/30/21 ●	EUR	2,600,000	3,311,028
4.40% 7/22/20		400,000	433,912
6.00% 10/1/17		600,000	666,355
6.30% 4/23/19		300,000	348,673
6.75% 8/29/49 ●		790,000	837,400
KBC Bank 8.00% 1/25/23 ●		2,200,000	2,475,000
KeyBank 6.95% 2/1/28		1,220,000	1,595,363
KFW 6.25% 5/19/21	AUD	2,300,000	2,220,792
Korea Development Bank
1.50% 1/22/18		900,000	890,693
Lloyds Banking Group
7.50% 4/30/49 ●		1,640,000	1,672,800
Morgan Stanley
1.083% 1/24/19 ●		1,227,000	1,230,638
3.125% 8/5/21	CAD	387,000	334,946
3.45% 11/2/15		1,000,000	1,019,721
4.35% 9/8/26		1,330,000	1,339,773
5.00% 9/30/21	AUD	378,000	324,976
5.45% 1/9/17		700,000	751,960
National City Bank
0.605% 6/7/17 ●		325,000	323,663
Northern Trust
3.95% 10/30/25		550,000	573,677
Novo Banco
5.00% 4/4/19	EUR	50,000	59,898
5.00% 5/21/19	EUR	50,000	59,749
5.875% 11/9/15	EUR	200,000	244,732
Oversea-Chinese Banking
144A 4.00% 10/15/24 #●		1,415,000	1,450,630
PNC Bank
3.30% 10/30/24		995,000	1,014,631
6.875% 4/1/18		1,415,000	1,631,145
PNC Funding 5.625% 2/1/17		225,000	242,948
PNC Preferred Funding Trust II
144A 1.463% 3/31/49 #●		2,000,000	1,890,000
Rabobank
2.50% 9/4/20	NOK	1,740,000	243,337
6.875% 3/19/20	EUR	2,400,000	3,454,886
Royal Bank of Canada
0.561% 1/23/17 ●		530,000	531,130
Royal Bank of Scotland Group
144A 6.99% 10/29/49 #●		200,000	226,000
9.50% 3/16/22 ●		1,400,000	1,593,971
Santander Holdings USA
3.45% 8/27/18		1,335,000	1,387,311
Siam Commercial Bank 144A
3.50% 4/7/19 #		630,000	648,705
State Bank of India 144A
4.50% 7/27/15 #		200,000	203,635
State Street
3.10% 5/15/23		2,885,000	2,849,552
3.30% 12/16/24		65,000	66,111
SunTrust Bank
0.523% 8/24/15 ●		505,000	504,069
2.35% 11/1/18		535,000	538,777
SVB Financial Group
5.375% 9/15/20		310,000	349,448
Toronto-Dominion Bank
0.783% 4/30/18 ●		835,000	839,261
Turkiye Garanti Bankasi 144A
4.75% 10/17/19 #		1,083,000	1,104,660
UBS
4.75% 5/22/23 ●		400,000	404,606
5.875% 12/20/17		1,163,000	1,299,485

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 9

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp 3.60% 9/11/24		1,275,000	$1,297,399
US Bank North America
0.463% 1/30/17 ●		850,000	850,741
USB Capital IX
3.50% 10/29/49 ●		1,820,000	1,474,200
USB Realty 144A
1.378% 12/22/49 #●		100,000	90,500
Wells Fargo
1.25% 7/20/16		10,300,000	10,338,089
3.50% 9/12/29	GBP	196,000	317,213
4.10% 6/3/26		3,540,000	3,623,013
4.65% 11/4/44		370,000	383,346
Woori Bank
144A 2.875% 10/2/18 #		565,000	576,407
144A 4.75% 4/30/24 #		1,000,000	1,035,473
Zions Bancorp
4.50% 6/13/23		830,000	877,793
			164,596,684
Basic Industry – 1.86%
AK Steel 7.625% 5/15/20		280,000	261,800
ArcelorMittal
6.125% 6/1/18		360,000	384,750
10.35% 6/1/19		830,000	1,005,337
Axalta Coating System U.S.
Holdings 144A
7.375% 5/1/21 #		400,000	426,000
BHP Billiton Finance
3.25% 9/25/24	GBP	223,000	359,494
BHP Billiton Finance USA
0.507% 9/30/16 ●		500,000	500,037
Braskem Finance
6.45% 2/3/24		690,000	693,450
Builders FirstSource 144A
7.625% 6/1/21 #		515,000	529,163
Celanese U.S. Holdings
4.625% 11/15/22		890,000	885,550
CF Industries
5.15% 3/15/34		640,000	671,499
5.375% 3/15/44		1,190,000	1,288,776
6.875% 5/1/18		1,690,000	1,922,688
7.125% 5/1/20		300,000	357,814
Dow Chemical
3.50% 10/1/24		395,000	391,797
8.55% 5/15/19		2,322,000	2,889,529
Eastman Chemical
2.70% 1/15/20		930,000	936,355
Fibria Overseas Finance
5.25% 5/12/24		705,000	702,180
FMG Resources August 2006
144A 6.875% 4/1/22 #		2,488,000	2,080,590
Freeport-McMoRan
4.00% 11/14/21		235,000	233,184
4.55% 11/14/24		730,000	710,239
Georgia-Pacific
144A 2.539% 11/15/19 #		550,000	550,435
144A 3.60% 3/1/25 #		635,000	639,032
8.00% 1/15/24		1,927,000	2,565,918
Gerdau Holdings 144A
7.00% 1/20/20 #		710,000	771,237
HD Supply
7.50% 7/15/20		211,000	222,077
11.50% 7/15/20		530,000	609,500
International Paper
6.00% 11/15/41		780,000	916,412
LSB Industries 7.75% 8/1/19		100,000	104,500
Lundin Mining 144A
7.50% 11/1/20 #		460,000	456,550
Methanex 4.25% 12/1/24		920,000	917,820
MMC Finance 144A
5.55% 10/28/20 #		258,000	235,038
Mosaic 5.625% 11/15/43		1,200,000	1,380,443
Nortek 8.50% 4/15/21		545,000	585,875
Novelis 8.75% 12/15/20		490,000	521,850
OCP
144A 5.625% 4/25/24 #		1,185,000	1,248,694
144A 6.875% 4/25/44 #		535,000	577,853
Phosagro 144A
4.204% 2/13/18 #		628,000	549,500
PolyOne 5.25% 3/15/23		290,000	291,256
PPG Industries
2.30% 11/15/19		770,000	767,487
Rio Tinto Finance USA
1.083% 6/17/16 ●		420,000	421,676
Rockwood Specialties Group
4.625% 10/15/20		690,000	715,013
Ryerson
9.00% 10/15/17		320,000	329,600
11.25% 10/15/18		89,000	95,230
TPC Group 144A
8.75% 12/15/20 #		305,000	298,137
Tupy Overseas 144A
6.625% 7/17/24 #		700,000	675,500
Vedanta Resources 144A
6.00% 1/31/19 #		255,000	249,900
Weyerhaeuser
4.625% 9/15/23		1,785,000	1,926,119

10 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Yamana Gold
4.95% 7/15/24		795,000	$777,355
			36,630,239
Brokerage – 0.33%
Bear Stearns
6.40% 10/2/17		700,000	784,436
7.25% 2/1/18		2,000,000	2,306,714
Jefferies Group
5.125% 1/20/23		585,000	595,637
6.45% 6/8/27		331,000	345,081
6.50% 1/20/43		220,000	225,147
Lazard Group
4.25% 11/14/20		935,000	986,721
6.85% 6/15/17		1,197,000	1,333,259
			6,576,995
Capital Goods – 0.82%
Accudyne Industries 144A
7.75% 12/15/20 #		465,000	441,750
Algeco Scotsman Global
Finance
144A 8.50% 10/15/18 #		700,000	679,000
144A 10.75% 10/15/19 #		535,000	462,775
Ball 5.00% 3/15/22		310,000	320,850
Berry Plastics 5.50% 5/15/22		240,000	243,900
BWAY Holding 144A
9.125% 8/15/21 #		730,000	733,650
Cemex
144A
4.981% 10/15/18 #●		200,000	206,180
144A 5.875% 3/25/19 #		220,000	223,850
144A 7.25% 1/15/21 #		305,000	320,250
144A 9.50% 6/15/18 #		650,000	711,750
Consolidated Container 144A
10.125% 7/15/20 #		285,000	266,475
Crane
2.75% 12/15/18		225,000	227,639
4.45% 12/15/23		1,180,000	1,246,290
Gates Global 144A
6.00% 7/15/22 #		710,000	683,517
Ingersoll-Rand Global Holding
4.25% 6/15/23		1,590,000	1,678,999
KLX 144A 5.875% 12/1/22 #		275,000	278,437
Milacron 144A
7.75% 2/15/21 #		345,000	353,625
OAS Finance 144A
8.00% 7/2/21 #		485,000	167,325
Parker-Hannifin
3.30% 11/21/24		65,000	66,473
Plastipak Holdings 144A
6.50% 10/1/21 #		370,000	371,850
Reynolds Group Issuer
8.25% 2/15/21		2,475,000	2,549,250
Rock-Tenn 3.50% 3/1/20		840,000	853,419
TransDigm
6.00% 7/15/22		255,000	255,637
6.50% 7/15/24		185,000	186,850
7.50% 7/15/21		345,000	369,150
Trinity Industries
4.55% 10/1/24		1,010,000	982,898
Tyco Electronics Group
0.433% 1/29/16 ●		515,000	514,990
Votorantim Cimentos 144A
7.25% 4/5/41 #		780,000	807,300
			16,204,079
Communications – 5.17%
Alibaba Group Holding
144A
0.756% 11/28/17 #●		545,000	546,463
144A 2.50% 11/28/19 #		7,500,000	7,407,337
144A 3.125% 11/28/21 #		985,000	974,655
144A 3.60% 11/28/24 #		1,160,000	1,152,916
Altice 144A 7.75% 5/15/22 #		255,000	256,116
America Movil
5.00% 3/30/20		720,000	797,573
6.00% 6/9/19	MXN	31,600,000	2,145,005
American Tower Trust I
144A 1.551% 3/15/43 #		425,000	420,352
144A 3.07% 3/15/23 #		970,000	967,785
AT&T
1.146% 11/27/18 ●		830,000	844,142
4.80% 6/15/44		935,000	956,501
Bell Canada 3.35% 3/22/23	CAD	219,000	190,759
Bharti Airtel International
Netherlands 144A
5.35% 5/20/24 #		1,245,000	1,353,215
Brasil Telecom 144A
5.75% 2/10/22 #		520,000	481,000
British Sky Broadcasting
Group 144A
3.75% 9/16/24 #		1,420,000	1,431,583
CC Holdings GS V
3.849% 4/15/23		450,000	447,776
CCO Holdings
5.25% 9/30/22		380,000	380,475
CCOH Safari 5.75% 12/1/24		475,000	481,531

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 11

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
CenturyLink
5.80% 3/15/22		1,655,000	$1,725,337
6.75% 12/1/23		340,000	373,575
Cequel Communications
Holdings I 144A
6.375% 9/15/20 #		435,000	452,400
Columbus International 144A
7.375% 3/30/21 #		1,300,000	1,356,875
Comcast
3.375% 2/15/25		2,810,000	2,876,839
4.75% 3/1/44		275,000	307,721
5.70% 5/15/18		1,000,000	1,126,927
Cox Communications
144A 3.85% 2/1/25 #		1,715,000	1,734,671
144A 4.80% 2/1/35 #		115,000	120,199
Crown Castle Towers 144A
4.883% 8/15/20 #		2,090,000	2,303,338
CSC Holdings 144A
5.25% 6/1/24 #		515,000	518,863
Deutsche Telekom
International Finance
6.50% 4/8/22	GBP	36,000	70,715
Digicel Group 144A
8.25% 9/30/20 #		1,580,000	1,540,500
DIRECTV Holdings
3.95% 1/15/25		2,395,000	2,418,816
5.15% 3/15/42		220,000	228,180
DISH DBS
5.00% 3/15/23		640,000	620,800
7.125% 2/1/16		900,000	948,375
Expedia 4.50% 8/15/24		500,000	505,864
Gray Television
7.50% 10/1/20		695,000	719,325
Grupo Televisa
5.00% 5/13/45		645,000	659,345
Hughes Satellite Systems
7.625% 6/15/21		280,000	309,400
Intelsat Luxembourg
7.75% 6/1/21		615,000	618,844
8.125% 6/1/23		3,255,000	3,336,375
Interpublic Group
2.25% 11/15/17		15,000	15,039
Lamar Media 5.00% 5/1/23		795,000	791,025
Level 3 Escrow II 144A
5.375% 8/15/22 #		465,000	468,487
MDC Partners 144A
6.75% 4/1/20 #		440,000	454,850
MetroPCS Wireless
6.625% 11/15/20		210,000	214,463
Millicom International Cellular
144A 6.625% 10/15/21 #		685,000	715,825
Motorola Solutions
4.00% 9/1/24		1,290,000	1,300,351
MTN Mauritius Investments
144A 4.755% 11/11/24 #		500,000	492,500
MTS International Funding
144A 8.625% 6/22/20 #		795,000	783,075
NBCUniversal Enterprise
144A 0.916% 4/15/18 #●		840,000	847,672
Nielsen Luxembourg 144A
5.50% 10/1/21 #		230,000	235,750
Numericable-SFR 144A
6.00% 5/15/22 #		275,000	276,856
Omnicom Group
3.65% 11/1/24		2,440,000	2,446,139
Orange
2.75% 9/14/16		100,000	102,233
5.50% 2/6/44		1,085,000	1,277,606
SBA Tower Trust
144A 2.24% 4/16/18 #		735,000	729,506
144A 2.898% 10/15/19 #		600,000	601,573
SES 144A 3.60% 4/4/23 #		1,670,000	1,691,247
SES Global Americas Holdings
144A 5.30% 3/25/44 #		1,790,000	2,011,770
Sinclair Television Group
5.375% 4/1/21		1,405,000	1,401,487
6.125% 10/1/22		155,000	158,487
Sprint
7.125% 6/15/24		690,000	645,150
7.25% 9/15/21		720,000	717,300
7.875% 9/15/23		645,000	639,969
Sprint Capital 6.90% 5/1/19		170,000	174,250
Sprint Nextel
6.00% 12/1/16		500,000	523,950
9.125% 3/1/17		100,000	110,245
Telefonica Emisiones
4.57% 4/27/23		2,655,000	2,847,495
6.421% 6/20/16		1,750,000	1,872,722
Telemar Norte Leste 144A
5.50% 10/23/20 #		878,000	820,930
Time Warner Cable
4.00% 9/1/21		730,000	778,071
6.75% 7/1/18		1,500,000	1,721,673
8.25% 4/1/19		2,195,000	2,689,468
T-Mobile USA
6.125% 1/15/22		550,000	560,313
6.836% 4/28/23		690,000	715,013

12 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Turk Telekomunikasyon 144A
3.75% 6/19/19 #		930,000	$935,696
Unitymedia Hessen 144A
5.00% 1/15/25 #		205,000	206,025
Unitymedia KabelBW 144A
6.125% 1/15/25 #		515,000	533,025
UPCB Finance
7.625% 1/15/20	EUR	600,000	757,794
Verizon Communications
1.771% 9/15/16 ●		1,900,000	1,935,255
1.991% 9/14/18 ●		1,745,000	1,816,866
2.50% 9/15/16		138,000	141,119
3.00% 11/1/21		2,445,000	2,415,032
3.25% 2/17/26	EUR	323,000	452,168
3.65% 9/14/18		2,200,000	2,326,005
4.40% 11/1/34		1,380,000	1,376,201
4.50% 9/15/20		2,000,000	2,173,156
5.15% 9/15/23		1,125,000	1,243,141
Viacom 4.85% 12/15/34		2,845,000	2,920,657
Vimpel Communications
144A 7.748% 2/2/21 #		620,000	521,420
Virgin Media Finance 144A
6.375% 4/15/23 #		995,000	1,047,237
VTR Finance 144A
6.875% 1/15/24 #		1,185,000	1,211,663
Wind Acquisition Finance
144A 7.375% 4/23/21 #		395,000	373,789
Windstream
7.50% 4/1/23		110,000	110,000
7.75% 10/1/21		205,000	210,125
WPP Finance 2010
5.625% 11/15/43		760,000	871,632
Zayo Group 10.125% 7/1/20		419,000	473,700
			101,992,664
Consumer Cyclical – 2.82%
Amazon.com
3.80% 12/5/24		535,000	549,224
4.80% 12/5/34		530,000	558,136
American Axle &
Manufacturing
6.25% 3/15/21		415,000	437,825
American Honda Finance
144A 0.609% 5/26/16 #●		935,000	937,095
AutoZone 6.95% 6/15/16		300,000	324,992
Bed Bath & Beyond
4.915% 8/1/34		935,000	966,605
5.165% 8/1/44		735,000	770,786
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #		305,000	269,925
Chinos Intermediate Holdings
144A PIK 7.75%
5/1/19 #❆		370,000	328,375
CVS Pass Through Trust 144A
5.773% 1/10/33 # ⧫		90,078	103,845
Daimler 2.75% 12/10/18	NOK	1,870,000	263,890
Daimler Finance North
America
144A 0.572% 8/1/17 #●		540,000	538,821
144A 0.588% 3/10/17 #●		650,000	649,057
144A 1.25% 1/11/16 #		1,300,000	1,303,865
144A 3.00% 3/28/16 #		280,000	286,972
Delphi
4.15% 3/15/24		795,000	823,314
5.00% 2/15/23		195,000	208,646
6.125% 5/15/21		545,000	595,413
Ford Motor 7.45% 7/16/31		745,000	1,014,078
Ford Motor Credit
1.162% 11/4/19 ●		1,200,000	1,201,945
2.75% 5/15/15		500,000	503,391
3.875% 1/15/15		2,200,000	2,201,679
5.875% 8/2/21		1,000,000	1,159,394
7.00% 4/15/15		1,100,000	1,119,006
General Motors
3.50% 10/2/18		1,290,000	1,322,250
5.00% 4/1/35		710,000	741,659
General Motors Financial
3.00% 9/25/17		765,000	774,585
4.375% 9/25/21		695,000	726,275
Historic TW 6.875% 6/15/18		2,200,000	2,545,585
Host Hotels & Resorts
3.75% 10/15/23		2,100,000	2,098,532
4.75% 3/1/23		910,000	968,609
5.875% 6/15/19		325,000	341,406
Hyundai Capital America
144A 2.125% 10/2/17 #		615,000	618,408
144A 2.55% 2/6/19 #		715,000	715,788
Hyundai Capital Services
144A 1.043% 3/18/17 #●		205,000	204,700
International Game
Technology
5.35% 10/15/23		1,460,000	1,472,998
INVISTA Finance 144A
4.25% 10/15/19 #		1,060,000	1,065,300
Landry’s 144A
9.375% 5/1/20 #		515,000	548,475

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 13

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Lear 5.25% 1/15/25		485,000	$493,487
Levi Strauss 6.875% 5/1/22		540,000	583,200
Lowe’s 0.658% 9/10/19 ●		520,000	521,535
Magna International
3.625% 6/15/24		1,740,000	1,746,943
Marriott International
3.375% 10/15/20		650,000	666,293
Meritor 6.75% 6/15/21		210,000	220,500
MGM Resorts International
6.00% 3/15/23		575,000	580,750
7.50% 6/1/16		100,000	105,750
10.00% 11/1/16		300,000	335,250
PACCAR Financial
0.835% 12/6/18 ●		835,000	840,625
PF Chang’s China Bistro 144A
10.25% 6/30/20 #		140,000	140,350
Pinnacle Entertainment
7.50% 4/15/21		425,000	445,183
QVC
4.375% 3/15/23		1,515,000	1,522,813
5.45% 8/15/34		1,080,000	1,056,962
SACI Falabella 144A
4.375% 1/27/25 #		405,000	397,763
Sally Holdings 5.75% 6/1/22		340,000	357,850
Schaeffler Finance
7.75% 2/15/17	EUR	1,400,000	1,900,958
Schaeffler Holding Finance
PIK 6.875% 8/15/18 ❆	EUR	1,300,000	1,639,920
Signet UK Finance
4.70% 6/15/24		1,290,000	1,247,092
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25		780,000	786,522
4.50% 10/1/34		405,000	414,397
Target 2.30% 6/26/19		1,355,000	1,373,119
Tenedora Nemak 144A
5.50% 2/28/23 #		1,105,000	1,129,863
Toyota Finance Australia
2.25% 8/31/16	NOK	110,000	14,977
3.04% 12/20/16	NZD	760,000	580,580
Toyota Motor Credit
2.00% 10/24/18		1,135,000	1,147,004
TRW Automotive
144A 4.45% 12/1/23 #		1,815,000	1,828,613
144A 4.50% 3/1/21 #		405,000	408,037
Volkswagen International
Finance 144A
0.672% 11/18/16 #●		620,000	621,774
Volvo Treasury
1.518% 3/1/17 ●	SEK	1,100,000	143,141
Wyndham Worldwide
3.90% 3/1/23		435,000	429,929
5.625% 3/1/21		495,000	554,235
Wynn Las Vegas
5.375% 3/15/22		125,000	127,500
			55,623,764
Consumer Non-Cyclical – 2.73%
Air Medical Group Holdings
9.25% 11/1/18		301,000	314,921
Altria Group
9.70% 11/10/18		222,000	282,132
Amgen
2.30% 6/15/16		125,000	127,019
3.625% 5/22/24		30,000	30,552
3.875% 11/15/21		470,000	497,286
4.00% 9/13/29	GBP	216,000	354,857
Anheuser-Busch InBev
Finance 0.632% 2/1/19 ●		840,000	836,459
Anheuser-Busch InBev
Worldwide
5.375% 1/15/20		1,000,000	1,133,899
Bayer U.S. Finance 144A
3.375% 10/8/24 #		950,000	968,696
Bayer US Finance 144A
0.536% 10/6/17 #●		495,000	494,526
Becton Dickinson
3.734% 12/15/24		1,440,000	1,485,596
4.685% 12/15/44		110,000	118,953
Boston Scientific
2.65% 10/1/18		205,000	205,423
6.00% 1/15/20		1,665,000	1,878,476
BRF
144A 3.95% 5/22/23 #		200,000	185,400
144A 4.75% 5/22/24 #		600,000	584,250
CareFusion 6.375% 8/1/19		1,330,000	1,540,357
CDK Global 144A
4.50% 10/15/24 #		700,000	711,444
Celgene
3.25% 8/15/22		925,000	932,516
3.95% 10/15/20		925,000	979,775
Community Health Systems
6.875% 2/1/22		415,000	441,716
ConAgra Foods
0.601% 7/21/16 ●		510,000	508,937
Crimson Merger Sub 144A
6.625% 5/15/22 #		470,000	423,000

14 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
DaVita HealthCare Partners
5.125% 7/15/24	705,000	$720,422
Express Scripts Holding
2.25% 6/15/19	765,000	757,603
3.50% 6/15/24	1,585,000	1,582,594
Fresenius Medical Care US
Finance II 144A
5.875% 1/31/22 #	355,000	386,950
Gilead Sciences
3.50% 2/1/25	670,000	689,114
Gruma SAB de CV 144A
4.875% 12/1/24 #	420,000	435,750
HCA
3.75% 3/15/19	1,200,000	1,204,500
5.00% 3/15/24	780,000	803,400
7.50% 2/15/22	420,000	480,900
HCA Holdings
6.25% 2/15/21	530,000	565,775
Immucor 11.125% 8/15/19	350,000	379,750
JBS Investments 144A
7.75% 10/28/20 #	1,540,000	1,602,370
Kinetic Concepts
10.50% 11/1/18	290,000	316,100
Kroger 0.758% 10/17/16 ●	420,000	419,504
McKesson 3.796% 3/15/24	1,610,000	1,657,055
Medtronic
0.326% 2/27/17 ●	980,000	977,352
144A 3.15% 3/15/22 #	1,170,000	1,186,729
144A 3.50% 3/15/25 #	890,000	912,390
144A 4.375% 3/15/35 #	635,000	675,931
Merck 0.592% 5/18/18 ●	835,000	837,105
Minerva Luxembourg 144A
7.75% 1/31/23 #	260,000	255,450
Mondelez International
4.125% 2/9/16	750,000	778,074
Omnicare
4.75% 12/1/22	25,000	25,437
5.00% 12/1/24	235,000	242,050
Par Pharmaceutical
7.375% 10/15/20	345,000	362,250
Pernod-Ricard 144A
5.75% 4/7/21 #	1,850,000	2,127,889
Perrigo
4.00% 11/15/23	1,600,000	1,653,138
5.30% 11/15/43	320,000	354,726
Pfizer
0.541% 6/15/18 ●	754,000	755,188
5.35% 3/15/15	4,100,000	4,137,363
Prestige Brands 144A
5.375% 12/15/21 #	475,000	469,063
Quest Diagnostics
2.70% 4/1/19	535,000	540,103
Salix Pharmaceuticals 144A
6.00% 1/15/21 #	265,000	270,963
Service International
5.375% 5/15/24	275,000	281,875
Smithfield Foods
6.625% 8/15/22	225,000	236,250
Spectrum Brands
6.375% 11/15/20	405,000	424,237
Sysco 4.35% 10/2/34	515,000	556,278
Tenet Healthcare
6.00% 10/1/20	728,000	783,568
Thermo Fisher Scientific
2.40% 2/1/19	1,430,000	1,433,514
3.30% 2/15/22	640,000	642,067
United Rentals North America
5.75% 11/15/24	535,000	552,387
Valeant Pharmaceuticals
International
144A 5.625% 12/1/21 #	100,000	101,000
144A 6.375% 10/15/20 #	220,000	230,725
Zimmer Holdings
3.375% 11/30/21	1,290,000	1,312,486
4.625% 11/30/19	1,270,000	1,388,835
Zoetis 3.25% 2/1/23	2,335,000	2,307,363
		53,849,763
Energy – 2.99%
Anadarko Petroleum
3.45% 7/15/24	750,000	733,651
BP Capital Markets
0.772% 5/10/19 ●	635,000	626,507
4.75% 3/10/19	160,000	175,192
Bristow Group
6.25% 10/15/22	420,000	420,000
California Resources
144A 5.50% 9/15/21 #	240,000	206,400
144A 6.00% 11/15/24 #	275,000	233,750
Canadian Natural Resources
0.632% 3/30/16 ●	680,000	678,997
3.90% 2/1/25	670,000	661,826
Chaparral Energy
7.625% 11/15/22	580,000	385,700
Chesapeake Energy
3.481% 4/15/19 ●	300,000	294,750
5.75% 3/15/23	850,000	879,750

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 15

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Cimarex Energy
4.375% 6/1/24	565,000	$540,987
CNOOC Finance 2012 144A
3.875% 5/2/22 #	8,955,000	9,124,160
CNOOC Nexen Finance 2014
4.25% 4/30/24	1,265,000	1,311,384
ConocoPhillips
3.35% 11/15/24	1,120,000	1,133,904
4.30% 11/15/44	435,000	456,975
Consolidated Energy Finance
144A 6.75% 10/15/19 #	690,000	677,925
Continental Resources
4.50% 4/15/23	2,320,000	2,210,417
Dominion Resources
3.625% 12/1/24	590,000	598,885
Drill Rigs Holdings 144A
6.50% 10/1/17 #	720,000	601,200
Energy XXI Gulf Coast 144A
6.875% 3/15/24 #	330,000	179,025
Exterran Partners
6.00% 4/1/21	130,000	114,400
Freeport-McMoRan Oil & Gas
6.50% 11/15/20	514,000	557,675
Halcon Resources
8.875% 5/15/21	299,000	226,493
KazMunayGas National 144A
6.375% 4/9/21 #	405,000	411,581
Key Energy Services
6.75% 3/1/21	345,000	217,350
Laredo Petroleum
7.375% 5/1/22	405,000	380,700
Lukoil International Finance
144A 3.416% 4/24/18 #	515,000	439,037
Marathon Petroleum
4.75% 9/15/44	945,000	895,914
Midstates Petroleum
9.25% 6/1/21	425,000	216,750
MIE Holdings 144A
7.50% 4/25/19 #	230,000	174,225
Murphy Oil USA
6.00% 8/15/23	550,000	577,500
Newfield Exploration
5.625% 7/1/24	855,000	850,191
Noble Energy
3.90% 11/15/24	595,000	589,260
5.05% 11/15/44	730,000	724,312
Northern Oil & Gas
8.00% 6/1/20	175,000	133,437
Oasis Petroleum
6.875% 3/15/22	520,000	475,800
Odebrecht Offshore Drilling
Finance 144A
6.625% 10/1/22 #	245,412	220,871
ONGC Videsh
3.25% 7/15/19	400,000	400,488
Pacific Rubiales Energy
144A 5.375% 1/26/19 #	745,000	643,680
144A 5.625% 1/19/25 #	807,000	621,390
PDC Energy 7.75% 10/15/22	125,000	119,375
Pertamina Persero 144A
4.875% 5/3/22 #	845,000	847,113
Petrobras Global Finance
3.00% 1/15/19	60,000	53,194
3.123% 3/17/20 ●	265,000	239,957
4.875% 3/17/20	928,000	870,473
Petrobras International
Finance 5.375% 1/27/21	726,000	676,320
Petroleos de Venezuela
9.00% 11/17/21	270,000	119,475
Petroleos Mexicanos
144A 4.25% 1/15/25 #	400,000	398,400
6.50% 6/2/41	390,000	449,475
Pride International
6.875% 8/15/20	2,785,000	3,128,365
PTT Exploration & Production
PCL 144A
4.875% 12/29/49 #●	900,000	888,840
Regency Energy Partners
5.50% 4/15/23	220,000	213,400
SandRidge Energy
8.125% 10/15/22	375,000	238,125
Shell International Finance
0.442% 11/15/16 ●	840,000	840,686
Sinopec Group Overseas
Development 2012 144A
3.90% 5/17/22 #	3,200,000	3,266,570
Sinopec Group Overseas
Development 2014
4.375% 4/10/24	4,600,000	4,843,542
Southwestern Energy
7.50% 2/1/18	2,500,000	2,818,273
Statoil
0.692% 11/8/18 ●	835,000	837,046
2.90% 11/8/20	605,000	619,685
3.25% 11/10/24	1,160,000	1,166,251
Sunoco Logistics Partners
Operations
5.35% 5/15/45	265,000	268,934
Talisman Energy
5.50% 5/15/42	1,910,000	1,809,079

16 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Total Capital International
0.802% 8/10/18 ●		840,000	$845,235
Williams 4.55% 6/24/24		685,000	638,235
Woodside Finance 144A
8.75% 3/1/19 #		1,050,000	1,301,983
YPF 7.732% 8/15/18 ●		441,176	444,485
			58,944,955
Finance Companies – 1.63%
American Express
7.00% 3/19/18		6,600,000	7,641,467
BM&FBovespa
5.50% 7/16/20		1,000,000	1,070,000
Citicorp Lease Pass Through
Trust Series 1999-1 144A
8.04% 12/15/19 #⧫		200,000	245,167
Corp Financiera de Desarrollo
144A 4.75% 2/8/22 #		240,000	250,200
144A 5.25% 7/15/29 #●		315,000	320,575
General Electric Capital
0.612% 5/5/26 ●		920,000	857,499
3.45% 5/15/24		1,565,000	1,618,985
144A 3.80% 6/18/19 #		345,000	366,902
4.208% 12/6/21	SEK	1,000,000	149,599
4.25% 1/17/18	NZD	140,000	109,174
4.65% 10/17/21		310,000	349,924
5.55% 5/4/20		470,000	541,426
6.00% 8/7/19		1,025,000	1,193,468
7.125% 12/15/49 ●		2,100,000	2,451,750
GMAC International Finance
7.50% 4/21/15	EUR	100,000	122,973
Hutchison Whampoa
International 14 144A
3.625% 10/31/24 #		765,000	770,081
International Lease Finance
4.875% 4/1/15		200,000	201,825
5.75% 5/15/16		900,000	935,437
144A 6.75% 9/1/16 #		1,640,000	1,750,700
144A 7.125% 9/1/18 #		100,000	112,250
8.625% 9/15/15		1,200,000	1,254,000
Murray Street Investment
Trust I 4.647% 3/9/17		4,700,000	4,962,941
Navient
6.25% 1/25/16		700,000	729,750
7.25% 1/25/22		550,000	598,125
Springleaf Finance
5.40% 12/1/15		700,000	719,250
SUAM Finance 144A
4.875% 4/17/24 #		985,000	987,463
Temasek Financial I 144A
2.375% 1/23/23 #		560,000	546,749
Waha Aerospace
3.925% 7/28/20		1,260,000	1,324,575
			32,182,255
Insurance – 1.13%
Allstate 5.75% 8/15/53 ●		910,000	960,619
American International Group
8.175% 5/15/58 ●		795,000	1,081,200
Berkshire Hathaway Finance
0.379% 1/10/17 ●		120,000	119,964
2.90% 10/15/20		1,155,000	1,185,887
Chubb 6.375% 3/29/67 ●		820,000	883,181
Five Corners Funding Trust
144A 4.419% 11/15/23 #		3,265,000	3,458,820
Highmark
144A 4.75% 5/15/21 #		445,000	460,862
144A 6.125% 5/15/41 #		160,000	169,418
Hockey Merger Sub 2 144A
7.875% 10/1/21 #		380,000	379,050
Jackson National Life Global
Funding 144A
1.25% 2/21/17 #		200,000	199,075
Liberty Mutual Group
144A 4.25% 6/15/23 #		925,000	954,879
144A 4.95% 5/1/22 #		320,000	346,732
MetLife 3.60% 4/10/24		950,000	976,845
MetLife Capital Trust IV 144A
7.875% 12/15/37 #		300,000	384,750
MetLife Capital Trust X 144A
9.25% 4/8/38 #		1,100,000	1,578,500
Metropolitan Life Global
Funding I 144A
0.761% 7/15/16 #●		835,000	838,878
Onex USI Acquisition 144A
7.75% 1/15/21 #		65,000	63,700
Prudential Financial
1.012% 8/15/18 ●		180,000	181,248
4.50% 11/15/20		275,000	298,843
5.625% 6/15/43 ●		440,000	452,012
5.875% 9/15/42 ●		555,000	588,300
Stone Street Trust 144A
5.902% 12/15/15 #@		2,300,000	2,394,765
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #		1,020,000	1,023,115
144A 4.125% 11/1/24 #		1,635,000	1,678,292
Voya Financial
5.65% 5/15/53 ●		920,000	915,400

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 17

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
XL Group 6.50% 12/29/49 ●	710,000	$679,825
		22,254,160
Natural Gas – 1.45%
AmeriGas Finance
7.00% 5/20/22	435,000	452,400
El Paso Pipeline Partners
Operating
4.30% 5/1/24	1,270,000	1,274,831
5.00% 10/1/21	620,000	652,975
Enbridge Energy Partners
8.05% 10/1/37 ●	1,210,000	1,315,875
Energy Transfer Partners
5.15% 2/1/43	695,000	690,323
5.95% 10/1/43	1,640,000	1,805,173
9.70% 3/15/19	694,000	871,829
EnLink Midstream Partners
5.05% 4/1/45	615,000	596,404
Enterprise Products Operating
7.034% 1/15/68 ●	1,645,000	1,805,596
Florida Gas Transmission
144A 7.90% 5/15/19 #	320,000	384,923
Kinder Morgan
144A 5.00% 2/15/21 #	550,000	572,937
5.30% 12/1/34	1,470,000	1,496,654
5.55% 6/1/45	410,000	421,481
Kinder Morgan
Energy Partners
5.95% 2/15/18	1,000,000	1,104,793
9.00% 2/1/19	1,280,000	1,553,046
Plains All American Pipeline
8.75% 5/1/19	1,160,000	1,445,700
Ras Laffan Liquefied Natural
Gas II 5.298% 9/30/20 @	1,858,200	2,002,211
Rockies Express Pipeline
144A 6.85% 7/15/18 #	500,000	520,000
Sabine Pass Liquefaction
5.75% 5/15/24	5,500,000	5,424,375
Suburban Propane Partners
7.375% 8/1/21	115,000	121,037
Sunoco Logistics Partners
Operations
3.45% 1/15/23	1,235,000	1,186,385
TransCanada PipeLines
6.35% 5/15/67 ●	1,790,000	1,740,775
Williams Partners
7.25% 2/1/17	1,010,000	1,113,782
		28,553,505
Real Estate – 1.54%
Alexandria Real
Estate Equities
3.90% 6/15/23	510,000	512,539
4.50% 7/30/29	450,000	462,030
4.60% 4/1/22	1,080,000	1,150,473
AvalonBay Communities
3.50% 11/15/24	625,000	626,081
Carey (W.P.) 4.60% 4/1/24	695,000	731,094
CBL & Associates
4.60% 10/15/24	1,650,000	1,674,265
5.25% 12/1/23	185,000	198,572
Corporate Office Properties
3.60% 5/15/23	690,000	664,164
5.25% 2/15/24	800,000	860,756
Corrections Corp. of America
4.625% 5/1/23	388,000	375,390
DDR
4.75% 4/15/18	350,000	374,153
7.50% 4/1/17	940,000	1,053,710
7.875% 9/1/20	731,000	902,583
Education Realty Operating
Partnership
4.60% 12/1/24	950,000	974,664
Excel Trust 4.625% 5/15/24	515,000	535,422
Geo Group
5.875% 10/15/24	285,000	289,987
Goodman Funding 144A
6.375% 11/12/20 #	5,300,000	6,119,168
HCP 5.375% 2/1/21	2,300,000	2,571,665
Healthcare Trust of America
Holdings 3.375% 7/15/21	475,000	474,830
Hospitality Properties Trust
4.50% 3/15/25	870,000	877,515
Prologis 4.00% 1/15/18	300,000	315,865
Qatari Diar Finance
3.50% 7/21/15	2,100,000	2,121,000
5.00% 7/21/20	500,000	550,000
Regency Centers
4.80% 4/15/21	420,000	457,940
5.875% 6/15/17	285,000	313,665
Trust F 144A
5.25% 12/15/24 #	1,150,000	1,187,490
WEA Finance 144A
3.75% 9/17/24 #	3,855,000	3,919,845
		30,294,866
Technology – 1.10%
Activision Blizzard 144A
6.125% 9/15/23 #	470,000	507,600

18 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
Apple 0.532% 5/6/19 ●		840,000	$841,241
Baidu 2.75% 6/9/19		1,116,000	1,113,393
BMC Software Finance 144A
8.125% 7/15/21 #		160,000	151,200
Cisco Systems
0.734% 3/1/19 ●		650,000	653,842
eBay 0.712% 8/1/19 ●		765,000	751,203
Equinix
4.875% 4/1/20		255,000	255,000
5.375% 4/1/23		493,000	495,465
First Data
11.25% 1/15/21		907,000	1,031,713
11.75% 8/15/21		281,000	323,853
Hewlett-Packard
1.17% 1/14/19 ●		420,000	413,218
2.65% 6/1/16		130,000	132,511
Ingram Micro
4.95% 12/15/24		775,000	776,252
International Business
Machines
0.603% 2/12/19 ●		690,000	692,641
1.625% 5/15/20		440,000	424,639
Jabil Circuit 7.75% 7/15/16		92,000	99,015
National Semiconductor
6.60% 6/15/17		1,530,000	1,722,529
NCR 6.375% 12/15/23		320,000	334,400
NetApp 3.25% 12/15/22		745,000	736,050
Netflix 144A 5.75% 3/1/24 #		585,000	611,325
NXP Funding 144A
5.75% 3/15/23 #		270,000	284,850
Oracle
0.764% 10/8/19 ●		940,000	944,176
3.40% 7/8/24		815,000	833,977
4.50% 7/8/44		585,000	637,004
Samsung Electronics America
144A 1.75% 4/10/17 #		745,000	747,671
Seagate HDD Cayman
144A 4.75% 1/1/25 #		945,000	975,437
144A 5.75% 12/1/34 #		1,050,000	1,110,649
Symantec 4.20% 9/15/20		2,000,000	2,072,530
Tencent Holdings 144A
3.375% 5/2/19 #		555,000	564,688
Xerox 6.35% 5/15/18		1,220,000	1,380,535
			21,618,607
Transportation – 0.88%
American Airlines 2011-1
Class A Pass Through Trust
5.25% 1/31/21 ⧫		460,228	495,895
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫		470,000	472,350
AP Moeller - Maersk
144A 2.55% 9/22/19 #		1,210,000	1,214,733
144A 3.75% 9/22/24 #		710,000	730,448
Aviation Capital Group 144A
6.75% 4/6/21 #		790,000	898,625
Brambles USA
144A 3.95% 4/1/15 #		395,000	397,752
144A 5.35% 4/1/20 #		320,000	356,993
Burlington Northern Santa Fe
3.40% 9/1/24		495,000	505,046
Continental Airlines 2009-2
Class A Pass Through Trust
7.25% 11/10/19 ⧫		697,186	805,250
Delta Air Lines Class A Pass
Through Trust 6.821%
8/10/22 ⧫		314,521	364,844
Doric Nimrod Air Finance
Alpha 2012-1 Class A Pass
Through Trust 144A
5.125% 11/30/22 #⧫		1,660,762	1,719,232
DP World 144A
6.85% 7/2/37 #		610,000	690,996
ENA Norte Trust 144A
4.95% 4/25/23 #		540,088	556,291
ERAC USA Finance 144A
5.25% 10/1/20 #		1,470,000	1,657,060
Norfolk Southern
3.85% 1/15/24		1,085,000	1,142,955
Penske Truck Leasing 144A
3.75% 5/11/17 #		200,000	209,139
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	8,440,000	560,023
UAL Pass Through Trust
9.75% 1/15/17 ⧫		161,890	179,698
10.40% 11/1/16 ⧫		159,514	177,747
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫		350,000	355,250
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫		650,000	654,875
United Parcel Service
5.125% 4/1/19		2,210,000	2,485,333

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 19

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
US Airways 2012-2 Class A
Pass Through Trust 4.625%
6/3/25 ⧫	633,978	$665,677
		17,296,212
Utilities – 3.13%
AES
5.50% 3/15/24	515,000	525,197
7.375% 7/1/21	419,000	475,565
AES Gener
144A 5.25% 8/15/21 #	420,000	445,589
144A
8.375% 12/18/73 #●	676,000	736,840
Ameren Illinois
3.25% 3/1/25	810,000	823,174
9.75% 11/15/18	2,110,000	2,699,099
American Electric Power
2.95% 12/15/22	385,000	378,323
American Transmission
Systems 144A
5.25% 1/15/22 #	1,885,000	2,113,928
Appalachian Power
7.95% 1/15/20	1,000,000	1,249,747
Berkshire Hathaway Energy
3.75% 11/15/23	1,235,000	1,290,020
144A 4.50% 2/1/45 #	555,000	583,157
Calpine 5.375% 1/15/23	415,000	419,669
CenterPoint Energy
5.95% 2/1/17	35,000	38,181
Cleveland Electric Illuminating
5.50% 8/15/24	515,000	610,943
CMS Energy 6.25% 2/1/20	635,000	736,084
ComEd Financing III
6.35% 3/15/33	680,000	702,343
Comision Federal de
Electricidad 144A
4.875% 1/15/24 #	575,000	602,313
Dominion Gas Holdings
3.60% 12/15/24	1,765,000	1,799,181
DTE Energy 2.40% 12/1/19	1,505,000	1,506,981
Duke Energy Indiana
0.579% 7/11/16 ●	835,000	836,704
Duquesne Light Holdings
5.50% 8/15/15	756,000	776,487
Dynegy Finance I/II
144A 6.75% 11/1/19 #	110,000	112,063
144A 7.375% 11/1/22 #	165,000	168,094
144A 7.625% 11/1/24 #	385,000	393,181
Electricite de France
144A 0.691% 1/20/17 #●	840,000	843,154
144A 4.60% 1/27/20 #	525,000	578,672
144A 5.25% 12/29/49 #●	1,885,000	1,936,837
Elwood Energy
8.159% 7/5/26	220,729	241,147
Enel 144A
8.75% 9/24/73 #●	2,005,000	2,338,331
Entergy 3.625% 9/15/15	215,000	218,100
Entergy Arkansas
3.70% 6/1/24	335,000	351,730
3.75% 2/15/21	200,000	212,573
Entergy Louisiana
4.05% 9/1/23	1,555,000	1,670,121
Great Plains Energy
4.85% 6/1/21	910,000	997,725
5.292% 6/15/22	770,000	884,207
Integrys Energy Group
6.11% 12/1/66 ●	1,200,000	1,202,633
IPALCO Enterprises
5.00% 5/1/18	405,000	429,300
ITC Holdings 3.65% 6/15/24	1,300,000	1,320,900
Jersey Central Power & Light
7.35% 2/1/19	1,000,000	1,181,341
Laclede Group
0.982% 8/15/17 ●	700,000	700,068
LG&E & KU Energy
3.75% 11/15/20	1,175,000	1,227,083
4.375% 10/1/21	1,555,000	1,657,541
Majapahit Holding
7.75% 1/20/20	400,000	465,000
Metropolitan Edison 144A
4.00% 4/15/25 #	1,125,000	1,149,804
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 ●	1,640,000	1,629,340
NextEra Energy Capital
Holdings
2.40% 9/15/19	1,455,000	1,455,223
3.625% 6/15/23	650,000	660,699
NV Energy 6.25% 11/15/20	1,135,000	1,335,152
Pedernales Electric
Cooperative 144A
6.202% 11/15/32 #	620,000	727,119
Pennsylvania Electric
5.20% 4/1/20	1,180,000	1,302,455
Perusahaan Listrik Negara
144A 5.50% 11/22/21 #	900,000	942,750
Public Service New Hampshire
3.50% 11/1/23	635,000	656,989

20 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Public Service Oklahoma
5.15% 12/1/19	1,300,000	$1,454,701
Puget Energy
6.00% 9/1/21	340,000	398,304
6.50% 12/15/20	3,800,000	4,471,342
Saudi Electricity Global Sukuk
3 144A 5.50% 4/8/44 #	252,000	272,160
SCANA 4.125% 2/1/22	1,225,000	1,271,869
Southwestern Electric Power
6.45% 1/15/19	690,000	803,631
State Grid Overseas
Investment 2014
144A 2.75% 5/7/19 #	490,000	492,559
144A 4.125% 5/7/24 #	1,180,000	1,243,008
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	1,110,000	1,131,100
Transelec 144A
4.25% 1/14/25 #	700,000	699,753
Wisconsin Energy
6.25% 5/15/67 ●	1,205,000	1,211,995
		61,789,279
Total Corporate Bonds
(cost $698,506,655)		708,408,027

Municipal Bonds – 0.66%
Bay Area, California Toll
Authority (Build America
Bonds) Series S1
6.918% 4/1/40	800,000	1,125,256
7.043% 4/1/50	3,000,000	4,476,750
California Various Purpose
(Build America Bond)
7.30% 10/1/39	200,000	294,168
Golden State, California
Tobacco Securitization
Corporation Settlement
Revenue (Asset-Backed
Senior Notes)
Series A-1 5.125% 6/1/47	370,000	282,018
Series A-1 5.75% 6/1/47	405,000	337,794
Los Angeles, California
Community College
District Revenue
(Build America Bond)
6.60% 8/1/42	800,000	1,136,992
Maryland State Local Facilities
Series A 5.00% 8/1/21	405,000	490,435
New Jersey Transportation
Trust Fund
Series AA 5.00% 6/15/44	450,000	482,841
New York City, New York
Transitional Finance
Authority Future Tax
Secured Revenue
(Build America Bond)
5.508% 8/1/37	700,000	874,251
New York City, New York
Series I 5.00% 8/1/22	295,000	354,053
New York State Thruway
Authority Revenue
Series A 5.00% 5/1/19	415,000	476,881
New York State Urban
Development (Build
America Bonds)
5.77% 3/15/39	800,000	989,704
Oregon State Taxable Pension
5.892% 6/1/27	65,000	80,903
Pennsylvania Turnpike
Commission
Series B-1 1.01%
12/1/21 ●	750,000	752,415
Texas Private Activity
Bond Surface
Transportation Revenue
(Senior Lien Note Mobility)
6.75% 6/30/43 (AMT)	310,000	377,738
University of California
Series Y-1 0.655%
7/1/41 ●	500,000	500,010
Total Municipal Bonds
(cost $10,294,893)		13,032,209

Non-Agency Asset-Backed Securities – 3.52%
ABFC Trust
Series 2006-HE1 A2D
0.39% 1/25/37 ●	505,459	318,625
Accredited Mortgage
Loan Trust
Series 2006-2 A4
0.43% 9/25/36 ●	3,500,000	2,862,591
Series 2007-1 A3
0.30% 2/25/37 ●	3,095,558	2,936,341
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	485,000	519,018

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 21

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Ally Master Owner Trust
Series 2013-2 A
0.611% 4/15/18 ●	855,000	$854,443
American Express Credit
Account Master Trust
Series 2013-2 A
0.581% 5/17/21 ●	530,000	531,178
American Express Credit
Account Master Trust
Secured Note
Series 2012-4 A
0.401% 5/15/20 ●	1,000,000	998,120
Ameriquest Mortgage
Securities Asset-Backed
Pass Through Certificates
Series 2005-R5 M2 0.63%
7/25/35 ⧫●	1,400,000	1,334,428
Series 2005-R7 M2 0.67%
9/25/35 ⧫●	2,000,000	1,784,564
Applebee’s/IHOP Funding
Series 2014-1 A2 144A
4.277% 9/5/44 #	1,150,000	1,153,764
Argent Securities
Asset-Backed Pass Through
Certificates
Series 2003-W9 M1
1.19% 1/25/34 ●	394,610	379,610
Argent Securities Trust
Series 2006-M1 A2C
0.32% 7/25/36 ●	1,506,427	674,625
Series 2006-M1 A2D
0.41% 7/25/36 ●	1,506,427	685,046
Series 2006-W4 A2C
0.33% 5/25/36 ●	761,853	279,128
ARL Second
Series 2014-1A A1 144A
2.92% 6/15/44 #	739,785	734,903
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	565,000	585,165
Series 2013-1A A 144A
1.92% 9/20/19 #	700,000	692,700
Series 2014-1A A 144A
2.46% 7/20/20 #	665,000	667,074
BA Credit Card Trust
Series 2014-A2 A
0.431% 9/16/19 ●	1,200,000	1,197,802
Series 2014-A3 A
0.451% 1/15/20 ●	670,000	669,879
Bear Stearns Asset Backed
Securities I Trust
Series 2007-HE2 1A2
0.34% 3/25/37 ●	641,321	607,261
Bear Stearns Asset-Backed
Securities Trust
Series 2007-SD1 22A1
2.536% 10/25/36 ●	253,334	189,457
Bear Stearns Asset-Backed
Securities I Trust
Series 2005-FR1 M2
0.825% 6/25/35 ●	2,000,000	1,651,562
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	237,866	238,949
Centex Home Equity Loan
Trust
Series 2002-A AF6
5.54% 1/25/32	6,297	6,288
Chase Issuance Trust
Series 2007-A2 A2
0.211% 4/15/19 ●	800,000	795,534
Series 2013-A9 A
0.581% 11/16/20 ●	1,000,000	1,001,944
Series 2014-A8 A
0.411% 11/15/18 ●	770,000	770,070
Citibank Credit Card Issuance
Trust
Series 2013-A2 A2
0.447% 5/26/20 ●	2,000,000	1,996,858
Series 2014-A5 A5
2.68% 6/7/23	495,000	500,254
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.948% 11/25/36 ϕ	900,000	899,041
Countrywide Asset-Backed
Certificates
Series 2004-3 2A
0.57% 8/25/34 ●	59,986	55,327
Series 2005-7 MV3
0.75% 11/25/35 ●	400,000	355,421
Series 2005-AB2 2A3
0.555% 11/25/35 ●	973,435	921,826
Series 2006-1 AF6
5.157% 7/25/36 ●	1,613,837	1,574,166
Series 2006-11 1AF6
4.928% 9/25/46 ●	699,927	876,047
Series 2006-26 2A4
0.39% 6/25/37 ●	2,000,000	1,139,860

22 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Countrywide Asset-Backed
Certificates
Series 2007-6 2A4
0.48% 9/25/37 ●	1,000,000	$370,372
Discover Card Execution
Note Trust
Series 2012-A4 A4
0.531% 11/15/19 ●	500,000	502,093
Series 2012-A6 A6
1.67% 1/18/22	1,060,000	1,040,609
Series 2013-A6 A6
0.611% 4/15/21 ●	2,000,000	2,005,628
Ford Credit Auto Owner Trust
Series 2014-2 A 144A
2.31% 4/15/26 #	470,000	471,211
Series 2014-C A3
1.06% 5/15/19	660,000	658,094
Ford Credit Floorplan Master
Owner Trust A
Series 2014-1 A2
0.561% 2/15/19 ●	750,000	750,373
GE Dealer Floorplan Master
Note Trust
Series 2014-2 A
0.615% 10/20/19 ●	1,000,000	1,000,406
Golden Credit Card Trust
Series 2012-5A A 144A
0.79% 9/15/17 #	360,000	360,333
Series 2014-2A A 144A
0.612% 3/15/21 #●	420,000	418,941
GreatAmerica Leasing
Receivables
Series 2013-1 B 144A
1.44% 5/15/18 #	100,000	100,586
GSAMP Trust
Series 2006-FM3 A2D
0.40% 11/25/36 ●	1,360,282	800,013
Series 2006-HE6 A3
0.32% 8/25/36 ●	1,713,143	1,281,554
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	1,228,825	1,204,738
Home Equity Mortgage Loan
Asset-Backed Trust
Series 2007-A 2A3
0.41% 4/25/47 ●	2,000,000	1,157,968
HSI Asset Securitization Trust
Series 2006-HE1 2A1
0.22% 10/25/36 ●	42,554	23,262
JPMorgan Mortgage
Acquisition Trust
Series 2006-CW2 AV5
0.41% 8/25/36 ●	500,000	405,173
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #●	11,831	11,814
Merrill Lynch Mortgage
Investors Trust
Series 2006-FF1 M2
0.46% 8/25/36 ●	2,000,000	1,892,280
Series 2007-MLN1 A2A
0.28% 3/25/37 ●	322,926	317,446
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	810,000	801,190
Morgan Stanley ABS
Capital I Trust
Series 2007-HE1 A2C
0.32% 11/25/36 ●	6,927,404	4,394,385
Series 2007-HE5 A2D
0.51% 3/25/37 ●	4,472,205	2,574,841
New Century Home Equity
Loan Trust
Series 2005-1 M2
0.89% 3/25/35 ●	964,817	841,978
RAAC Trust
Series 2005-SP2 2A
0.47% 6/25/44 ●	817,310	704,910
RAMP Trust
Series 2006-RZ5 A2
0.35% 8/25/46 ●	710,899	685,634
Series 2007-RZ1 A2
0.33% 2/25/37 ●	1,098,952	995,265
RASC Trust
Series 2006-EMX1 A2
0.40% 1/25/36 ●	17,839	17,811
Series 2007-KS3 AI2
0.35% 4/25/37 ●	952,440	947,329
Rise
Series 2014-1 A
4.75% 2/15/39 ●	2,843,750	2,857,969
SLM Student Loan Trust
Series 2005-4 A2
0.314% 4/26/21 ●	88,814	88,782
Series 2008-9 A
1.734% 4/25/23 ●	3,226,595	3,313,897
Soundview Home Loan Trust
Series 2006-WF2 A1
0.30% 12/25/36 ●	1,128,553	1,080,219

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 23

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Structured Asset Investment
Loan Trust
Series 2003-BC2 M1
1.55% 4/25/33 ●		161,547	$140,639
Synchrony Credit Card Master
Note Trust
Series 2014-1 A
1.61% 11/15/20		820,000	817,008
Trade MAPS 1
Series 2013-1A A 144A
0.862% 12/10/18 #●		500,000	500,647
Trafigura Securitisation
Finance
Series 2012-1A A 144A
2.561% 10/15/15 #●		500,000	501,191
Total Non-Agency
Asset-Backed Securities
(cost $67,154,785)			69,475,458

Non-Agency Collateralized Mortgage Obligations – 2.57%
Alternative Loan Trust
Series 2004-J1 1A1
6.00% 2/25/34		2,621	2,668
Series 2004-J2 7A1
6.00% 12/25/33		3,853	3,919
Alternative Loan Trust
Resecuritization
Series 2008-2R 3A1
6.00% 8/25/37		2,011,948	1,593,871
ARM Trust
Series 2004-5 3A1
2.511% 4/25/35 ●		1,571,685	1,572,947
Series 2005-10 3A31
5.026% 1/25/36 ●		651,879	590,660
Series 2006-2 1A4
2.738% 5/25/36 ●		1,389,764	1,218,252
Bank of America
Funding Trust
Series 2006-I 1A1
2.30% 12/20/36 ●		702,104	704,643
Bank of America
Mortgage Trust
Series 2003-D 2A1
2.73% 5/25/33 ●		732,586	731,627
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20		30,065	31,025
Series 2005-6 7A1
5.50% 7/25/20		113,191	114,165
Bear Stearns ARM Trust
Series 2003-5 2A1
2.437% 8/25/33 ●		114,387	116,260
Series 2005-2 A2
2.515% 3/25/35 ●		210,781	212,680
Series 2005-5 A1
2.19% 8/25/35 ●		2,210,016	2,233,657
Chase Mortgage Finance Trust
Series 2005-A1 3A1
2.455% 12/25/35 ●		256,330	232,502
ChaseFlex Trust
Series 2006-1 A4
5.002% 6/25/36 ●		420,000	365,552
Claris ABS
Series 2011-1 A
0.538% 10/31/60 ●	EUR	5,413,166	6,497,335
Countrywide Home Loan
Mortgage Pass
Through Trust
Series 2003-21 A1 2.599%
5/25/33 ⧫●		2,358	2,368
Series 2007-4 1A1 6.00%
5/25/37 ⧫		2,268,603	2,044,796
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A
5.75% 12/26/35 #		2,929,291	2,629,085
Series 2007-1 5A14
6.00% 2/25/37		509,512	456,724
Series 2007-3 4A6
0.42% 4/25/37 ●		645,871	536,154
Series 2007-3 4A12
6.581% 4/25/37 @●Σ		645,871	108,150
Series 2007-3 4A15
5.50% 4/25/37		286,787	271,985
Deutsche Mortgage Securities
Re-REMIC Trust Certificates
Series 2005-WF1 1A3
144A 5.254% 6/26/35 #●		486,563	488,033
Fannie Mae Connecticut
Avenue Securities
Series 2014-C02 1M1
1.12% 5/25/24 ●		112,621	110,525
Series 2014-C03 1M1
1.37% 7/25/24 ●		89,894	89,064
First Horizon Mortgage Pass
Through Trust
Series 2005-AR2 2A1
2.568% 6/25/35 ⧫●		247,501	230,258
GMACM Mortgage Loan Trust
Series 2006-J1 A1
5.75% 4/25/36		104,339	98,286

24 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27 #●	7,924	$8,302
GSR Mortgage Loan Trust
Series 2006-AR1 3A1
2.788% 1/25/36 ●	138,061	125,681
JPMorgan Mortgage Trust
Series 2006-A6 2A4L
2.799% 10/25/36 ●	1,051,069	952,301
Series 2006-A7 2A2
2.695% 1/25/37 ●	202,054	184,464
Series 2007-A1 6A1
2.51% 7/25/35 ●	444,048	440,536
Lehman Mortgage Trust
Series 2007-10 2A2
6.50% 1/25/38	3,031,520	2,637,862
MASTR Alternative Loan Trust
Series 2004-3 8A1
7.00% 4/25/34	4,578	4,721
Series 2004-5 6A1
7.00% 6/25/34	71,400	76,854
MASTR ARM Trust
Series 2003-6 1A2
2.45% 12/25/33 ●	4,029	4,007
Series 2004-4 4A1
2.42% 5/25/34 ●	159,990	155,863
MASTR Asset Securitization
Trust
Series 2003-9 2A7
5.50% 10/25/33	71,026	71,046
Merrill Lynch Mortgage
Investors Trust
Series 2004-A1 2A2
2.408% 2/25/34 ●	10,539	10,584
Series 2005-A5 A2
2.476% 6/25/35 ●	114,061	113,972
Opteum Mortgage
Acceptance Trust
Series 2006-1 2A1
5.75% 4/25/36 ●	2,055,942	2,117,933
RALI Trust
Series 2004-QS2 CB
5.75% 2/25/34	48,567	50,800
RFMSI Trust
Series 2004-S9 1A23
5.50% 12/25/34	4,500,000	4,500,360
Series 2004-S9 2A1
4.75% 12/25/19	195,886	198,515
Sequoia Mortgage Trust
Series 2004-5 A3
0.886% 6/20/34 ●	397,181	392,200
Sequoia Mortgage Trust
Series 2007-1 4A1
2.657% 9/20/46 ●	1,123,754	931,530
Series 2013-11 B1 144A
3.712% 9/25/43 #●	413,187	402,301
Structured ARM Loan Trust
Series 2005-22 1A4
2.424% 12/25/35 ●	1,845,717	1,377,481
Series 2006-1 7A4
4.999% 2/25/36 ●	1,197,322	986,801
Structured Asset
Securities Trust
Series 2005-6 4A1
5.00% 5/25/35	64,019	64,739
Structured Asset Mortgage
Investments II Trust
Series 2005-AR5 A2
0.414% 7/19/35 ●	998,792	955,013
Washington Mutual
Alternative Mortgage Pass
Through Certificates
Series 2005-1 5A2 6.00%
3/25/35 ⧫	57,346	28,587
Washington Mutual Mortgage
Pass Through Certificates
Series 2005-AR13 A1A1
0.46% 10/25/45 ⧫●	5,444,756	4,989,166
Series 2005-AR16 1A3
2.339% 12/25/35 ⧫●	942,356	893,977
Series 2007-HY1 3A3
4.462% 2/25/37 ⧫●	515,008	468,215
Series 2007-HY7 4A1
4.568% 7/25/37 ⧫●	1,056,948	981,434
Wells Fargo Mortgage-Backed
Securities Trust
Series 2005-AR16 2A1
2.599% 2/25/34 ●	254,808	258,219
Series 2006-2 3A1
5.75% 3/25/36	159,126	161,659
Series 2006-3 A11
5.50% 3/25/36	178,199	184,568
Series 2006-6 1A3
5.75% 5/25/36	105,187	102,908
Series 2006-AR5 2A1
2.615% 4/25/36 ●	94,159	90,001
Series 2006-AR11 A6
2.615% 8/25/36 ●	1,317,482	1,252,789
Series 2006-AR17 A1
2.611% 10/25/36 ●	769,189	745,048

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 25

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed
Securities Trust
Series 2007-10 1A36
6.00% 7/25/37		597,986	$587,487
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $51,361,668)			50,795,115

Regional Bonds – 0.15%Δ
Australia – 0.04%
New South Wales Treasury
4.00% 5/20/26	AUD	716,900	626,646
Queensland Treasury 144A
4.75% 7/21/25 #	AUD	207,000	191,890
			818,536
Canada – 0.03%
Province of Ontario Canada
3.45% 6/2/45	CAD	281,000	250,164
Province of Quebec Canada
6.00% 10/1/29	CAD	302,000	349,940
			600,104
Spain – 0.08%
Autonomous Community of
Catalonia 4.95% 2/11/20	EUR	1,100,000	1,481,901
			1,481,901
Total Regional Bonds
(cost $2,994,029)			2,900,541

Senior Secured Loans – 5.69%«
Air Medical Group Tranche B1
5.00% 6/30/18		275,831	276,176
Albertsons Holdings Tranche
B4 5.50% 8/25/21		155,000	155,291
Albertson’s Holdings Tranche
B4 1st Lien
5.50% 8/25/21		1,585,000	1,587,972
Albertsons Tranche B 1st Lien
4.75% 3/21/19		215,824	214,925
Amaya Gaming 1st Lien
5.00% 8/1/21		1,087,275	1,081,023
Amaya Gaming 2nd Lien
8.00% 8/1/22		295,000	292,787
Applied Systems 1st Lien
4.25% 1/23/21		297,000	292,471
Applied Systems 2nd Lien
7.50% 1/23/22		1,241,000	1,230,659
Ashland Water 1st Lien
4.25% 7/31/21		403,988	396,160
Ashland Water 2nd Lien
7.75% 7/31/22		325,000	317,687
Atkore International 2nd Lien
7.75% 10/9/21		260,000	254,800
Avast Software 1st Lien
5.00% 3/20/20		495,688	491,970
Axalta Coating Systems U.S.
Holdings 1st Lien
3.75% 2/1/20		706,141	689,812
Azure Midstream Tranche B
6.50% 11/15/18		253,155	229,106
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20		1,160,000	1,144,534
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		1,476,042	1,453,286
Borgata Tranche B 1st Lien
6.75% 8/15/18		325,000	323,944
Bowie Recourse Tranche B 1st
Lien 6.75% 8/12/20		358,531	354,946
Bway Holding Tranche B 1st
Lien 5.50% 8/14/20		726,350	723,400
5.50% 11/6/16		515,000	515,000
6.50% 11/6/16		415,000	413,963
Caesars Growth Partners
Tranche B 1st Lien
6.25% 5/8/21		2,234,944	2,074,772
Calpine Construction Finance
Tranche B 3.00% 5/3/20		328,706	318,640
Charter Communications
Tranche B 1st Lien
4.25% 9/12/21		1,715,000	1,725,837
3.25% 12/31/18		2,535,838	2,519,197
3.50% 5/24/17		1,288,758	1,287,147
Citycenter Holdings Tranche B
1st Lien 4.25% 10/28/20		264,950	263,377
Clear Channel
Communications Tranche B
3.81% 1/29/16		5,415,574	5,359,696
Clear Channel
Communications Tranche D
6.91% 1/30/19		400,000	377,875
Clear Channel
Communications Tranche E
1st Lien 7.66% 7/30/19		184,983	177,815
Community Health Systems
Tranche D 4.25% 1/27/21		2,835,240	2,833,272
Community Health Systems
Tranche E 3.49% 1/25/17		422,704	420,930
Crown Castles Operating
Tranche B2
3.00% 1/31/21		342,170	336,909

26 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
DaVita Healthcare Partners
Tranche B 3.50% 6/24/21	751,225	$745,188
Drillships Financing Holding
Tranche B1
6.00% 3/31/21	4,050,449	3,230,233
Dynegy Tranche B2
4.00% 4/23/20	855,429	846,875
Emdeon 1st Lien
3.75% 11/2/18	764,135	752,355
Energy Transfer Equity 1st Lien
3.25% 12/2/19	124,750	121,319
Fieldwood Energy 2nd Lien
8.375% 9/30/20	1,015,000	747,547
First Data Tranche B 1st Lien
4.16% 3/24/21	1,106,681	1,093,886
Flint Group 1st Lien
4.75% 4/8/21	449,397	437,600
Flint Group 2nd Lien
8.25% 4/8/22	235,000	223,250
Flint Group Tranche C 1st Lien
4.75% 4/8/21	74,291	72,340
Flying Fortress 1st Lien
3.50% 6/30/17	1,151,000	1,139,490
Fortescue Resources 1st Lien
3.75% 6/30/19	625,857	571,746
Gardner Denver 1st Lien
4.25% 7/30/20	478,938	450,127
Gates Global 1st Lien
4.25% 7/3/21	473,813	462,052
Gentiva Health Services
Tranche B
6.50% 10/18/19	1,434,922	1,436,715
Gentiva Health Services
Tranche C
5.75% 10/18/18	714,067	713,175
Global Cash Access Tranche B
6.25% 12/19/20	1,805,000	1,770,404
Goodpack 1st Lien
4.75% 9/9/21	730,000	728,175
Goodpack 2nd Lien
8.00% 9/9/22	365,000	364,316
Grifols Worldwide Operations
Tranche B 1st Lien
3.16% 2/27/21	297,750	294,177
HCA Tranche B4
2.98% 5/1/18	198,488	197,216
HD Supply Tranche B
4.00% 6/28/18	957,570	950,189
Heinz (H.J.) Tranche B2 1st
Lien 3.50% 6/5/20	1,630,497	1,623,794
Hilton Worldwide Finance
Tranche B2
3.50% 10/25/20	3,542,704	3,506,391
Hostess Brands 1st Lien
6.75% 3/20/20	1,808,823	1,844,999
Houghton International 1st
Lien 4.00% 12/20/19	112,700	111,009
Houghton International 2nd
Lien 9.50% 12/21/20	205,000	205,000
Hunstman International
Tranche B 1st Lien
3.75% 10/1/21	970,000	956,056
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	655,253	650,338
Immucor Tranche B2
5.00% 8/19/18	1,869,417	1,853,060
Ineos U.S. Finance Tranche B
3.75% 5/4/18	1,959,213	1,907,084
Infor U.S. Tranche B5 1st Lien
3.75% 6/3/20	520,788	505,978
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19	1,731,616	1,710,692
KIK Custom Products 1st Lien
5.50% 4/29/19	783,336	772,565
Kinetic Concepts Tranche E1
4.00% 5/4/18	676,493	670,292
Landry’s Tranche B
4.00% 4/24/18	558,884	556,264
Level 3 Financing Tranche B
4.00% 1/15/20	985,000	980,895
Lightower Fiber Networks
4.00% 4/13/20	113,300	111,317
LTS Buyer 2nd Lien
8.00% 4/1/21	627,238	618,351
Mauser Holdings 2nd Lien
8.25% 7/31/22	530,000	516,750
MGM Resorts International
3.50% 12/20/19	1,628,600	1,592,974
Michael Stores Tranche B 1st
Lien 3.75% 1/28/20	261,025	256,620
Moxie Liberty Tranche B
7.50% 8/21/20	1,507,000	1,491,930
Moxie Patriot (Panda Power
Fund) Tranche B1
6.75% 12/19/20	720,000	722,700
National Vision
4.00% 3/13/21	452,239	438,672
NEP Broadcasting 2nd Lien
9.50% 7/22/20	628,571	619,143

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 27

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
NEP/NCP Tranche B 1st Lien
4.25% 1/22/20	863,486	$851,973
New Albertsons 1st Lien
4.75% 6/27/21	384,038	379,117
NRG Energy Tranche B
2.75% 7/1/18	975,106	958,042
Numericable 4.50% 5/21/20	820,315	818,675
Numericable U.S. Tranche B2
1st Lien 4.50% 5/21/20	709,685	709,685
Ocean Rig (Drillship) Tranche
B 1st Lien 5.50% 7/25/21	884,088	717,216
OSI Restaurants Tranche B 1st
Lien 3.50% 10/26/19	82,125	81,355
Otterbox Tranche B
5.75% 6/3/20	477,150	472,677
Pabst Blue Ribbon 1st Lien
5.75% 11/13/21	775,000	768,703
Pabst Blue Ribbon 2nd Lien
9.25% 11/13/22	290,000	286,375
Pacific Drilling Tranche B
4.50% 6/3/18	287,271	236,998
Panda Stonewall Tranche B
6.50% 11/13/21	890,000	904,463
Panda Temple Power II
Tranche B 1st Lien
7.25% 4/3/19	570,000	579,975
Patheon 4.25% 3/11/21	1,800,950	1,753,113
Polymer Group Tranche B
5.25% 12/19/19	1,715,792	1,700,779
PVH Tranche B 1st Lien
3.25% 2/13/20	395,143	396,047
Quickrete 2nd Lien
7.00% 3/30/21	322,737	321,527
Republic of Angola
(Unsecured)
6.57% 12/16/23	1,850,000	1,854,625
Reynolds Group 1st Lien
4.00% 12/1/18	1,023,094	1,006,925
Rite Aid 2nd Lien
5.75% 8/21/20	645,000	648,628
Royalty Pharma (RPI Finance
Trust) Tranche B4 1st Lien
3.50% 12/11/20	310,000	309,871
Santander Asset Management
Tranche B
4.25% 11/26/20	733,841	732,923
Scientific Games International
6.00% 10/18/20	1,603,800	1,584,755
Scientific Games International
Tranche B2 1st Lien
6.00% 10/1/21	1,750,000	1,728,125
Sensus 4.75% 5/9/17	888,658	870,885
Sensus 2nd Lien
8.50% 5/9/18	295,000	282,463
Signode Industrial Group
Tranche B 1st Lien
3.75% 5/1/21	833,333	802,083
Smart & Final Tranche B 1st
Lien 4.75% 11/15/19	1,023,824	1,013,586
Sprouts Farmers
4.00% 4/23/20	1,458,977	1,458,066
Stena 1st Lien 4.00% 3/3/21	183,613	162,497
Styrolution Group Tranche B
1st Lien 6.50% 9/30/19	385,000	373,931
Supervalu 1st Lien
4.50% 3/21/19	470,989	463,777
Surgical Care Affiliates
Tranche C 4.00% 6/30/18	83,725	83,097
TLFC Delos Finance Tranche B
3.50% 3/6/21	400,000	397,667
TransDigm Tranche C
3.75% 2/28/20	606,175	596,830
United Continental Tranche B
3.50% 4/1/19	250,538	247,468
Univision Communications 1st
Lien 4.00% 3/1/20	929,030	909,869
Univision Communications
Tranche C4 4.00% 3/1/20	2,743,089	2,688,227
US Airways Tranche B1
3.50% 5/23/19	257,150	252,778
US Airways Tranche B2
3.00% 11/23/16	88,110	87,614
USI Insurance Services
Tranche B 1st Lien
4.25% 12/27/19	558,653	549,226
Valeant Pharmaceuticals
International Tranche BE
3.50% 8/5/20	780,273	774,583
5.00% 10/25/17	750,954	613,279
5.75% 3/28/19	2,227,330	1,675,137
Varsity Brands Tranche B 1st
Lien 6.00% 12/15/21	730,000	729,087
Wide Open West Finance
4.75% 4/1/19	2,043,699	2,034,758
Zayo Group Tranche B 1st Lien
4.00% 7/2/19	1,153,097	1,144,749
Ziggo Tranche B 2nd Lien
3.50% 1/15/22	616,000	600,600
Ziggo Tranche B 3rd Lien
3.50% 2/1/22	1,013,100	987,773

28 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans« (continued)
Ziggo Tranche B1 1st Lien
3.25% 1/15/22		955,900	$932,002
Total Senior Secured Loans
(cost $115,317,000)			112,241,232

Sovereign Bonds – 9.40%Δ
Australia – 3.21%
Australia Government
Bond 5.25% 3/15/19	AUD	69,000,000	63,249,366
			63,249,366
Brazil – 1.95%
Banco Nacional de
Desenvolvimento
Economico e Social
144A 6.369%
6/16/18 #		1,500,000	1,606,500
144A 6.50% 6/10/19 #		2,500,000	2,662,500
Brazil Letras do Tesouro
Nacional 9.095%
1/1/18 ^	BRL	73,100,000	19,207,929
Brazil Notas do Tesouro
Nacional Serie B 6.00%
8/15/22	BRL	320,000	3,071,706
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/23	BRL	304,000	95,890
10.00% 1/1/17	BRL	763,000	259,621
10.00% 1/1/21	BRL	36,129,000	11,622,048
			38,526,194
Chile – 0.06%
Chile Government
International Bond
5.50% 8/5/20	CLP	637,000,000	1,105,855
			1,105,855
Colombia – 0.10%
Colombia Government
International Bond
4.375% 3/21/23	COP	1,816,000,000	669,985
5.625% 2/26/44		850,000	960,500
9.85% 6/28/27	COP	719,000,000	379,112
			2,009,597
Costa Rica – 0.02%
Costa Rica Government
International Bond
5.625% 4/30/43		500,000	416,250
			416,250
Guatemala – 0.04%
Guatemala Government
Bond 144A
5.75% 6/6/22 #		810,000	880,673
			880,673
Hungary – 0.05%
Hungary Government
International Bond
5.375% 3/25/24		910,000	987,350
			987,350
Iceland – 0.04%
Republic of Iceland 144A
5.875% 5/11/22 #		645,000	723,953
			723,953
Indonesia – 0.12%
Indonesia Government
7.875% 4/15/19	IDR	9,080,000,000	739,560
Indonesia Government
International Bond
144A 3.375%
4/15/23 #		929,000	882,550
144A 5.875%
1/15/24 #		576,000	652,320
			2,274,430
Kazakhstan – 0.03%
Kazakhstan Government
International Bond
144A 4.875%
10/14/44 #		611,000	560,593
			560,593
Mexico – 1.34%
Mexican Bonos
6.50% 6/10/21	MXN	465,000	33,257
6.50% 6/9/22	MXN	7,222,000	514,447
10.00% 12/5/24	MXN	4,374,000	389,045
Mexican Cetes 2.91%
2/5/15 ^	MXN	3,782,000,000	25,564,772
			26,501,521
Norway – 0.02%
Kommunalbanken
5.00% 3/28/19	NZD	72,000	57,828
Norway Government Bond
2.00% 5/24/23	NOK	126,000	17,648
3.75% 5/25/21	NOK	1,926,000	298,085
			373,561

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 29

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Sovereign BondsΔ (continued)
Pakistan – 0.07%
Pakistan Government
International Bond
144A 7.25% 4/15/19 #		1,286,000	$1,311,077
			1,311,077
Peru – 0.04%
Republic of Peru 144A
5.70% 8/12/24 #	PEN	2,595,000	869,571
			869,571
Philippines – 0.10%
Philippine Government
International Bond
3.90% 11/26/22	PHP	45,000,000	987,217
6.25% 1/14/36	PHP	40,000,000	1,008,373
			1,995,590
Poland – 0.02%
Poland Government Bond
2.228% 7/25/16 ^	PLN	325,000	89,305
4.00% 10/25/23	PLN	471,000	149,924
5.25% 10/25/17	PLN	361,000	111,194
			350,423
Portugal – 0.01%
Portugal Government
International Bond
144A 5.125%
10/15/24 #		131,000	137,749
			137,749
Qatar – 0.30%
Qatar Government
International Bond
4.00% 1/20/15		5,800,000	5,813,862
			5,813,862
Republic of Korea – 0.09%
Korea Treasury
Inflation-Linked Bond
1.125% 6/10/23	KRW	1,076,996,816	950,973
Republic of Korea
7.125% 4/16/19		700,000	846,384
			1,797,357
Senegal – 0.02%
Senegal Government
International Bond
144A 6.25% 7/30/24 #		500,000	478,850
			478,850
Slovenia – 0.92%
Slovenia Government
Bond 4.625% 9/9/24	EUR	8,000,000	11,805,247
Slovenia Government
International Bond
4.125% 2/18/19		200,000	210,004
144A 5.25% 2/18/24 #		415,000	458,056
5.50% 10/26/22		4,300,000	4,783,750
Slovenia Ministry of
Finance Treasury Bill
0.177% 4/9/15 ≠	EUR	700,000	847,147
			18,104,204
South Africa – 0.11%
Republic of South Africa
6.75% 3/31/21	ZAR	9,900,000	820,244
8.00% 1/31/30	ZAR	13,945,000	1,171,508
South Africa Government
International Bond
5.375% 7/24/44		244,000	258,183
			2,249,935
Spain – 0.66%
Spain Government Bond
144A 2.75%
10/31/24 #	EUR	9,700,000	12,951,258
			12,951,258
Sweden – 0.02%
Swedish Government
Bond 2.50% 5/12/25	SEK	2,450,000	362,825
			362,825
United Kingdom – 0.03%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	158,104
United Kingdom Gilt
Inflation-Linked
0.125% 3/22/24	GBP	277,451	475,955
			634,059
Zambia – 0.03%
Zambia Government
International Bond
144A 8.50% 4/14/24 #		600,000	658,245
			658,245
Total Sovereign Bonds
(cost $195,886,049)			185,324,348

Supranational Banks – 0.16%
European Bank for
Reconstruction &
Development 6.00%
3/3/16	INR	45,500,000	718,826

30 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Supranational Banks (continued)
Inter-American
Development Bank
7.25% 7/17/17	IDR	7,830,000,000	$629,656
International Bank for
Reconstruction &
Development
0.232% 4/17/19 ●		440,000	440,970
2.50% 11/25/24		440,000	446,128
2.985% 9/24/18 ●	AUD	310,000	253,338
4.625% 10/6/21	NZD	862,000	690,054
Total Supranational
Banks (cost $3,262,213)			3,178,972

U.S. Treasury Obligations – 21.37%
U.S. Treasury Bonds
3.00% 11/15/44		16,835,000	17,697,794
3.125% 8/15/44		39,960,000	43,028,808
U.S. Treasury Inflation
Indexed Bonds
0.125% 7/15/22		2,477,952	2,417,359
0.125% 7/15/24		38,048,098	36,701,537
1.75% 1/15/28		9,542,807	10,818,413
2.00% 1/15/26		1,674,778	1,921,808
2.375% 1/15/25		1,738,262	2,043,544
2.375% 1/15/27		4,320,948	5,178,047
2.50% 1/15/29		4,346,108	5,403,095
3.875% 4/15/29		274,417	393,402
U.S. Treasury Notes
1.00% 9/15/17		6,600,000	6,604,125
1.50% 11/30/19		925,000	919,219
1.625% 7/31/19		18,000,000	18,029,538
1.75% 9/30/19 ∞		8,600,000	8,651,067
2.00% 5/31/21		1,100,000	1,105,586
2.00% 10/31/21		1,600,000	1,604,250
2.125% 9/30/21		34,000,000	34,385,152
2.25% 11/15/24		24,140,000	24,305,963
2.375% 8/15/24 ∞		75,240,000	76,639,013
2.50% 5/15/24		14,800,000	15,247,463
2.75% 11/15/23 ∞		45,200,000	47,587,102
2.75% 2/15/24		57,700,000	60,720,249
Total U.S. Treasury
Obligations
(cost $418,389,422)			421,402,534

		Number of
		shares
Common Stock – 0.00%
Century Communications =†		1,975,000	0
Total Common Stock
(cost $59,791)			0

Convertible Preferred Stock – 0.25%
Alcoa 5.375% exercise price
$19.39, expiration date
10/1/17		5,800	292,610
ArcelorMittal 6.00% exercise
price $20.36, expiration
date 12/21/15		9,300	165,365
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		203	233,881
Chesapeake Energy 144A
5.75% exercise price
$26.14, expiration date
12/31/49 #		292	299,665
Crown Castle International
4.50% exercise price
$91.22, expiration date
11/1/16		300	30,897
Dominion Resources 6.125%
exercise price $65.21,
expiration date 4/1/16		5,532	331,975
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17 @		3,310	337,620
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17		6,250	328,125
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49		337	134,800
HealthSouth 6.50% exercise
price $29.70, expiration
date 12/31/49		439	597,150
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49		305	405,650
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16		11,419	536,693
Maiden Holdings 7.25%
exercise price $15.39,
expiration date 9/15/16		12,600	608,832
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49		4,195	175,928

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 31

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred Stock (continued)
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	1,677	$88,864
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	321	390,095
Total Convertible Preferred
Stock (cost $5,503,980)		4,958,150

Preferred Stock – 0.43%
Alabama Power 5.625%	21,075	527,929
Ally Financial 144A 7.00% #	5,600	5,625,725
Integrys Energy Group
6.00% ●	35,650	951,855
National Retail Properties
5.70%	9,340	226,495
Public Storage 5.20%	18,720	429,624
Regions Financial 6.375% ●	25,300	642,620
Total Preferred Stock
(cost $8,116,147)		8,404,248

	Principal
	amount°
Security Sold Short – (0.11%)
Fannie Mae S.F. 30 yr
TBA 4.50% 2/1/45	(2,000,000)	(2,167,188)
Total Security Sold Short
(proceeds $2,164,766)		(2,167,188)

Short-Term Investments – 10.57%
Discount Notes – 5.81%≠
Federal Home Loan Bank
0.065% 1/14/15	30,226,229	30,226,138
0.065% 1/21/15	20,907,942	20,907,838
0.065% 2/25/15	14,670,159	14,669,822
0.065% 3/5/15	18,724,007	18,723,370
0.066% 1/16/15	7,200,983	7,200,954
0.08% 1/29/15	800,000	799,994
0.08% 2/20/15	12,876,491	12,876,233
0.08% 3/18/15	3,510,728	3,510,580
0.085% 3/27/15	5,611,683	5,611,419
		114,526,348
Repurchase Agreements – 4.70%
Bank of America Merrill Lynch
0.03%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$17,565,242
(collateralized by U.S.
government obligations
0.875%–4.625%
10/15/17–2/15/40
market value $17,916,521)
0.06%	17,565,213	17,565,213
Bank of Montreal 0.06%,
dated 12/31/14, to be
repurchased on 1/2/15,
repurchase price
$5,855,090 (collateralized
by U.S. government
obligations
1.25%–3.875%
8/31/15–8/15/44
market value $5,972,173)	5,855,071	5,855,071
BNP Paribas 0.05%, dated
12/31/14, to be
repurchased on 1/2/15,
repurchase price
$4,870,730 (collateralized
by U.S. government
obligations
0.875%–1.75%
8/15/17–5/15/23
market value $4,968,131)	4,870,716	4,870,716
U.S. Treasury Inflation Index
Note Repo (JPMC)
0.15% 1/2/15	800,000	800,000
U.S. Treasury Repo (BNP)
0.14% 1/2/15	11,100,000	11,100,000
U.S. Treasury Repo (MLPF)
0.16% 1/2/15	20,300,000	20,300,000
0.17% 1/5/15	32,300,000	32,300,000
		92,791,000

U.S. Treasury Obligations – 0.06%≠
U.S. Treasury Bills
0.032% 4/30/15	651,000	650,915
0.035% 4/2/15	600,000	599,947
		1,250,862

Total Short-Term
Investments
(cost $208,561,574)		208,568,210

32 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

Total Value of
Securities – 111.20%
(cost $2,184,338,403)	$2,193,270,310
Liabilities Net of
Receivables and Other
Assets – (11.20%)★	(220,927,612)
Net Assets – 100.00%	$1,972,342,698
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2014, the aggregate value of Rule 144A securities was $271,148,209, which represents 13.75% of the Fund’s net assets.
@	Illiquid security. At Dec. 31, 2014, the aggregate value of illiquid securities was $14,191,246, which represents 0.72% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	100% of the income received was in the form of additional cash.
★	Includes $1,664,000 cash collateral posted for derivatives,$81,912,245 receivable for securities sold,and $332,358,794 payable for securities purchased.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2014,the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Dec. 31, 2014. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2014.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2014.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Dec. 31, 2014:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(1,147,386)	USD	996,593	1/9/15	$60,387
BAML	CAD	(891,250)	USD	783,332	1/9/15	16,451
BAML	EUR	1,283,559	USD	(1,611,672)	1/9/15	(58,347)
BAML	JPY	(79,042,627)	USD	702,527	1/9/15	42,523
BAML	NZD	(2,441,798)	USD	1,925,406	1/9/15	22,466
BAML	PHP	(90,443,419)	USD	2,019,728	1/9/15	1,172
BNP	AUD	(1,342,719)	USD	1,165,807	1/9/15	70,219
BNP	NOK	(1,580,191)	USD	222,231	1/9/15	10,522
CITI	AUD	1,268,000	USD	(1,036,799)	1/5/15	(1,868)
CITI	AUD	(81,415,000)	USD	66,429,291	2/3/15	121,865
CITI	CNY	(55,270,000)	USD	8,633,239	9/8/15	(98,520)
CITI	EUR	(30,429,000)	USD	37,794,248	2/19/15	955,750
CITI	JPY	(532,900,000)	USD	4,414,346	2/3/15	(36,320)
CITI	KRW	315,067,800	USD	(289,000)	2/26/15	(1,707)
CITI	MXN	(375,246,000)	USD	25,462,330	2/5/15	86,438
DB	EUR	(678,440)	USD	822,500	1/9/15	1,472
DB	MXN	(20,971,007)	USD	1,455,175	1/9/15	34,608
DB	NZD	(1,282,178)	USD	998,374	1/9/15	(852)
HSBC	EUR	(972,883)	USD	1,177,500	1/9/15	145
HSBC	GBP	(797,252)	USD	1,246,496	1/9/15	4,148
JPMC	AUD	(1,244,000)	USD	1,016,540	1/5/15	1,197
JPMC	BRL	(74,114,149)	USD	29,005,791	2/3/15	1,377,306
JPMC	BRL	(15,910,278)	USD	5,853,671	7/2/15	161,904
JPMC	EUR	(38,760,000)	USD	48,170,746	2/19/15	1,246,422
JPMC	GBP	(169,000)	USD	265,158	2/3/15	1,861
JPMC	KRW	(479,579,750)	USD	435,518	1/9/15	(2,754)
JPMC	MXN	(32,110,000)	USD	2,270,621	2/5/15	99,193
JPMC	SEK	(2,803,832)	USD	377,852	1/9/15	18,173
MSC	CNY	55,270,000	USD	(8,599,999)	9/8/15	131,760
TD	BRL	(1,857,440)	USD	706,654	1/9/15	9,466
TD	JPY	59,735,463	USD	(513,807)	1/9/15	(15,017)
TD	ZAR	(23,995,043)	USD	2,059,162	1/9/15	(12,646)
UBS	COP	(1,834,790,290)	USD	792,566	1/9/15	24,389
						$4,271,806

(continues)     NQ-OPTFI [12/14] 2/15 (13983) 33

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(458)	Australian 10 yr Bonds	$(35,699,101)	$(36,352,281)	3/17/15	$(653,180)
78	U.S. Treasury 2 yr Notes	17,071,079	17,050,313	4/1/15	(20,766)
(347)	U.S. Treasury 5 yr Notes	(41,283,304)	(41,268,602)	4/1/15	14,702
	U.S. Treasury 10 yr
121	Notes	15,342,994	15,342,422	3/24/15	(572)
	U.S. Treasury Long
90	Bond	12,834,147	13,010,625	3/24/15	176,478
		$(31,734,185)			$(483,338)

Swap Contracts
CDS Contracts1

				Annual
	Swap			Protection		Unrealized
	Referenced			Payments	Termination	Appreciation
Counterparty	Obligation	Notional Value[2]		(Receipts)	Date	(Depreciation)
	Protection
	Sold/Moody’s
	Rating:
	Finmeccanica
	Finance/Ba
CITI	5 yr CDS	EUR	300,000	5.00%	3/20/19	$15,262
	Republic of
	Italy/Baa
	Republic of
	Italy/Baa
CITI	5 yr CDS	EUR	1,000,000	1.00%	6/20/17	96,706
	Republic of
	Italy/Baa
CITI	5 yr CDS		1,100,000	1.00%	12/20/19	(8,270)
	Mexico LA
	SP/A
JPMC	5 yr CDS		18,300,000	1.00%	12/20/19	(169,891)
	People’s
	Republic of
	China/Aa
JPMC	5 yr CDS		2,700,000	1.00%	12/20/19	(4,989)
	Prudential
	Financial/Baa
JPMC	5 yr CDS		700,000	1.00%	3/20/19	5,933
	Republic of
	Brazil/Baa
JPMC	5 yr CDS		2,000,000	1.00%	9/20/19	(43,677)
Total						$(108,926)

Interest Rate Swap Contracts3

				Fixed	Variable
				Interest	Interest
	Swap			Rate	Rate		Unrealized
	Referenced			Received	Received	Termination	Appreciation
Counterparty	Obligations	Notional Value[2]		(Paid)	(Paid)	Date	(Depreciation)
BCLY	CME - 5 yr		6,900,000	1.65%	0.234%	2/26/19	$(14,768)
BCLY	CME - 7 yr		2,240,000	2.27%	0.234%	2/26/21	(42,943)
BCLY	CME - 10 yr		8,680,000	2.84%	0.234%	2/26/24	(447,066)
	6-Month ICE
CITI	LIBOR	JPY	1,490,000,000	1.00%	0.171%	9/18/23	(49,973)
CITI	CME - 5 yr	AUD	17,700,000	3.75%	2.770%	12/17/19	422,671
CITI	CME - 10 yr	EUR	1,700,000	1.25%	0.188%	3/18/25	70,941
CITI	CME - 30 yr	EUR	9,200,000	2.75%	0.188%	9/17/44	(2,008,774)
CITI	CME - 30 yr	EUR	5,400,000	2.00%	0.357%	3/18/45	(617,473)
CSFB	CME - 5 yr		75,800,000	2.25%	0.243%	12/17/19	(398,683)
CSFB	CME - 7 yr		19,400,000	2.50%	0.243%	12/17/21	(373,177)
CSFB	CME - 30 yr		1,900,000	3.50%	0.243%	12/17/44	(136,996)
HSBC	CME - 7 yr		1,750,000	2.24%	0.233%	7/28/21	(28,003)
JPMC	CME - 3 yr		3,700,000	1.28%	0.243%	9/16/17	(9,720)
JPMC	CME - 7 yr		2,800,000	2.22%	0.233%	5/12/21	(42,453)
MSC	CME - 1 yr	AUD	423,800,000	3.50%	0.500%	3/16/17	2,877,952
MSC	CME - 10 yr		1,500,000	2.42%	0.235%	12/3/24	(19,415)
							$(817,880)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

3An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

34 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – BNP Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CLP – Chilean Peso
CME – Chicago Mercantile Exchange Inc.
CNY – China Renminbi
COP – Colombian Peso
CSFB – Credit Suisse First Boston
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
ICE LIBOR – IntercontinentalExchange London Interbank Offered Rate
IDR – Indonesian Rupiah
INR – Indian Rupee
IRS – Interest Rate Swaptions
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MLPF – Merrill Lynch Pierce Fenner + Smith
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
NZD - New Zealand Dollar
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PIK – Payment-in-kind
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

NQ-OPTFI [12/14] 2/15 (13983) 35

Notes

Optimum Fixed Income Fund
December 31, 2014 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

36 NQ-OPTFI [12/14] 2/15 (13983)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities[1]	$—	$498,035,405	$7,528,783	$505,564,188
Corporate Debt[1]	—	722,537,168	7,325,698	729,862,866
Foreign Debt[1]	—	175,066,479	16,337,382	191,403,861
Municipal Bonds	—	13,032,209	—	13,032,209
Senior Secured Loans	—	112,241,232	—	112,241,232
Convertible Preferred Stock[1]	3,351,361	1,606,789	—	4,958,150
Preferred Stock[1]	2,778,523	—	5,625,725	8,404,248
U.S. Treasury Obligations	—	421,402,534	—	421,402,534
Short-Term Investments	—	208,568,210	—	208,568,210
Liabilities:
Security Sold Short	—	(2,167,188)	—	(2,167,188)
Total	$6,129,884	$2,150,322,838	$36,817,588	$2,193,270,310
Foreign Currency Exchange
Contracts	$—	$4,271,806	$—	$4,271,806
Futures Contracts	(483,338)	—	—	(483,338)
Swap Contracts	—	(926,806)	—	(926,806)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1, Level 2, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset &
Mortgage-Backed Securities	—	98.51%	1.49%	100.00%
Corporate Debt	—	99.00%	1.00%	100.00%
Foreign Debt	—	91.46%	8.54%	100.00%
Preferred Stock	35.42%	64.58%	—	100.00%
Convertible Preferred Stock	67.59%	32.41%	—	100.00%
Preferred Stock	33.06%	—	66.94%	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTFI [12/14] 2/15 (13983) 37

Schedule of investments

Optimum International Fund
December 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 96.71%Δ
Australia – 0.74%
BHP Billiton ADR *	104,366	$4,938,599
		4,938,599
Austria – 2.96%
Conwert Immobilien Invest *†	295,884	3,493,803
Erste Group Bank	199,662	4,643,874
Schoeller-Bleckmann Oilfield
Equipment *	82,611	5,998,045
Voestalpine	139,282	5,503,461
		19,639,183
Belgium – 1.10%
Ageas VVPR Strip ★=†	2,424	0
Anheuser-Busch InBev	64,778	7,290,205
		7,290,205
Bermuda – 1.71%
Everest Re Group	66,708	11,360,372
		11,360,372
Brazil – 1.60%
Banco Bradesco ADR	322,212	4,307,974
Banco do Brasil	462,700	4,138,619
Qualicorp †	209,700	2,193,663
		10,640,256
British Virgin Islands – 0.28%
Nomad Holdings †	169,216	1,835,472
		1,835,472
Canada – 2.73%
Element Financial *†	301,400	3,667,796
Enbridge	34,100	1,753,203
Gildan Activewear	35,300	1,995,964
Lundin Mining †	611,200	3,008,790
MEG Energy †	96,400	1,621,946
Rogers Communications
Class B *	92,531	3,595,755
Suncor Energy	40,600	1,289,333
Tourmaline Oil †	36,140	1,203,682
		18,136,469
China/Hong Kong – 10.89%
AIA Group	628,600	3,467,336
Alibaba Group Holding ADR †	49,592	5,154,592
Anhui Conch Cement *=	2,040,000	7,553,507
Baidu ADR †	32,780	7,472,857
Beijing Enterprises Water
Group	2,842,000	1,920,535
China Oilfield Services	3,744,000	6,465,192
China Shipping Container
Lines *†	13,299,000	4,178,366
CSR Class H =	2,197,000	2,958,064
Industrial & Commercial Bank
of China	6,671,000	4,871,553
Melco Crown Entertainment
ADR	78,800	2,001,520
Mindray Medical International
ADR *	204,085	5,387,844
MTR	374,000	1,530,272
Orient Overseas International	1,346,000	7,837,372
Qunar Cayman Islands
ADR *†	83,500	2,373,905
Tencent Holdings	134,100	1,940,459
Weichai Power	1,704,000	7,143,516
		72,256,890
Colombia – 0.68%
Bancolombia ADR	93,607	4,481,903
		4,481,903
Czech Republic – 0.60%
Komercni Banka	19,367	3,985,656
		3,985,656
France – 3.84%
AXA	189,900	4,375,873
BNP Paribas	51,485	3,039,369
GDF Suez VVPR Strip =†	8,820	0
Orange	187,000	3,180,255
Schneider Electric	26,416	1,923,857
Societe Generale	118,311	4,951,336
Sodexo *	56,702	5,550,233
Unibail-Rodamco	9,700	2,488,395
		25,509,318
Germany – 1.50%
Bayer	36,200	4,934,366
Continental	9,300	1,961,582
DMG MORI SEIKI	42,078	1,183,265
Infineon Technologies	174,962	1,851,423
		9,930,636
India – 4.21%
HDFC Bank	191,530	2,880,525
ICICI Bank ADR	965,066	11,146,512
ITC	293,900	1,714,452
Tata Motors ADR	79,700	3,369,716
Yes Bank	725,443	8,827,478
		27,938,683
Indonesia – 0.90%
Global Mediacom	7,916,559	907,064

(continues)     NQ-OPTIE [12/14] 2/15 (13974) 1

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Indonesia (continued)
Indofood Sukses Makmur	6,353,400	$3,463,778
Matahari Department Store	1,337,644	1,611,809
		5,982,651
Ireland – 6.33%
Dalata Hotel Group †	403,553	1,435,659
Green REIT †	1,970,548	3,052,111
ICON †	247,467	12,618,342
Kingspan Group *	110,001	1,856,051
Ryanair Holdings ADR †	61,179	4,360,227
Shire	206,678	14,651,599
Shire ADR	18,900	4,017,006
		41,990,995
Israel – 0.87%
Teva Pharmaceutical
Industries ADR	100,600	5,785,506
		5,785,506
Italy – 0.84%
Banca Generali	106,200	2,953,762
UniCredit	413,657	2,649,726
		5,603,488
Japan – 8.81%
Denso	264,700	12,338,124
FANUC	17,000	2,803,201
Hitachi	947,000	6,990,169
Japan Tobacco	102,300	2,815,816
Kenedix Office Investment	312	1,766,113
Makita	43,100	1,942,334
Mitsubishi Estate	156,000	3,287,331
Nabtesco	105,300	2,545,171
Nippon Steel & Sumitomo
Metal	2,120,000	5,259,382
ORIX	150,200	1,890,094
Secom *	147,400	8,469,517
Shinsei Bank	1,373,000	2,389,794
SMC	8,300	2,176,642
Toyota Motor	61,100	3,807,911
		58,481,599
Mexico – 0.26%
Cemex ADR †	169,348	1,725,656
		1,725,656
Netherlands – 4.14%
Aalberts Industries	67,836	2,000,554
ASML Holding	27,900	3,014,524
Core Laboratories	93,338	11,232,295
Royal Dutch Shell Class A	336,796	11,225,127
		27,472,500
New Zealand – 0.30%
Xero †	54,400	677,706
Xero Private Placement †	104,850	1,320,965
		1,998,671
Nigeria – 0.18%
Lekoil †	2,816,700	1,223,586
		1,223,586
Norway – 4.22%
DNB	648,793	9,558,559
Norsk Hydro	1,123,692	6,322,162
Statoil	143,500	2,523,534
Statoil ADR *	297,509	5,239,134
Subsea 7 *	424,168	4,335,234
		27,978,623
Peru – 0.26%
Credicorp	10,700	1,713,926
		1,713,926
Republic of Korea – 3.29%
Coway	19,400	1,486,639
Hyundai Mobis	27,135	5,834,323
POSCO	19,830	5,019,919
Samsung Electronics	6,407	7,741,093
SK Hynix †	40,200	1,726,509
		21,808,483
Singapore – 1.70%
DBS Group Holdings	452,000	6,997,296
United Industrial	1,685,000	4,261,153
		11,258,449
South Africa – 0.52%
Naspers	26,600	3,441,816
		3,441,816
Spain – 2.47%
Amadeus IT Holding	272,547	10,854,819
NH Hotel †	737,070	3,521,454
Sacyr *†	586,108	2,004,235
		16,380,508
Sweden – 1.63%
Getinge Class B	334,618	7,619,999
Nordea Bank	273,990	3,171,629
		10,791,628
Switzerland – 7.82%
Actelion †	14,092	1,622,286

2 NQ-OPTIE [12/14] 2/15 (13974)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Switzerland (continued)
Credit Suisse Group ADR †	193,110	$4,843,199
Novartis	113,400	10,517,110
Novartis ADR	112,371	10,412,297
Roche Holding	66,647	18,057,486
Transocean *	169,418	3,105,432
UBS Group †	191,800	3,296,985
		51,854,795
Taiwan – 1.76%
Advanced Semiconductor
Engineering	8,341,000	9,890,663
Hermes Microvision	35,844	1,789,807
		11,680,470
Turkey – 1.81%
Akbank	1,702,942	6,282,331
Turkiye Garanti Bankasi	1,432,121	5,748,224
		12,030,555
United Kingdom – 13.04%
ARM Holdings	268,500	4,124,269
ARM Holdings ADR *	353,856	16,383,533
AstraZeneca	95,300	6,730,244
Bae Systems	191,700	1,401,759
Crest Nicholson Holdings	530,133	3,190,749
Diageo	328,162	9,399,673
Foxtons Group	767,008	1,913,429
Hargreaves Lansdown	69,369	1,085,270
HSBC Holdings	462,590	4,370,802
Imperial Tobacco Group	155,600	6,848,551
Kennedy Wilson Europe Real
Estate	147,711	2,428,534
Liberty Global Class A †	103,300	5,186,177
Lloyds Banking Group †	1,770,500	2,082,301
Polypipe Group	509,782	1,950,295
Project White =†	83,072	1,517,005
Prudential	131,200	3,032,886
Rio Tinto ADR *	150,632	6,938,110
SABMiller	39,200	2,043,279
Vodafone Group
(United Kingdom)	798,800	2,738,436
Whitbread	43,100	3,189,258
		86,554,560
United States – 2.72%
Carnival	215,371	9,762,767
Euronet Worldwide †	49,589	2,722,436
Las Vegas Sands	23,200	1,349,312
Project Star =†	142	1,051,026
Project Star Series G =†	47	369,384
Samsonite International	932,400	2,763,367
		18,018,292
Total Common Stock
(cost $654,165,009)		641,720,399

Preferred Stock – 0.43%Δ
Germany – 0.43%
Henkel & KGaA 1.18%	26,600	2,865,296
Total Preferred Stock
(cost $3,105,733)		2,865,296

Warrant – 0.02%Δ
British Virgin Islands – 0.02%
Nomad Holdings CW17 strike
price $11.50, expiration
date 4/10/17 †	169,216	87,146
Total Warrant (cost $1,692)		87,146

	Principal
	amount°
Short-Term Investments – 2.65%
Discount Notes – 1.86%≠
Federal Home Loan Bank
0.065% 1/14/15	3,832,804	3,832,793
0.065% 1/21/15	2,690,775	2,690,762
0.065% 2/25/15	1,407,010	1,406,978
0.065% 3/5/15	1,482,687	1,482,636
0.067% 1/16/15	460,921	460,919
0.08% 2/20/15	1,317,950	1,317,924
0.08% 3/18/15	373,188	373,173
0.085% 3/27/15	764,460	764,424
		12,329,609
Repurchase Agreements – 0.79%
Bank of America Merrill Lynch
0.03%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$3,268,919 (collateralized
by U.S. government
obligations
0.875%-4.625%
10/15/17-2/15/40
market value $3,334,293)	3,268,914	3,268,914

(continues)     NQ-OPTIE [12/14] 2/15 (13974) 3

Schedule of investments

Optimum International Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.06%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$1,089,642 (collateralized
by U.S. government
obligations
1.25%-3.875%
8/31/15-8/15/44
market value $1,111,431)	1,089,638	$1,089,638
BNP Paribas
0.05%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price $906,451
(collateralized by U.S.
government obligations
0.875%-1.75%
8/15/17-5/15/23
market value $924,577)	906,448	906,448
		5,265,000

Total Short-Term
Investments
(cost $17,593,902)		17,594,609

Total Value of Securities
Before Securities Lending
Collateral – 99.81%
(cost $674,866,336)		662,267,450

	Number of
	shares
Securities Lending Collateral – 7.91%
Investment Company
Delaware Investments®
Collateral Fund No. 1	52,499,717	52,499,717
Total Securities Lending
Collateral
(cost $52,499,717)		52,499,717

Total Value of
Securities – 107.72%■
(cost $727,366,053)		714,767,167
Obligation to Return
Securities Lending
Collateral – (7.91%)		(52,499,717)
Receivables and Other
Assets Net of
Liabilities – 0.19%		1,270,866
Net Assets – 100.00%		$663,538,316
____________________

*	Fully or partially on loan.
★	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2014,the aggregate value of fair valued securities was $13,448,986, which represents 2.03% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
■	Includes $50,764,237 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

4 NQ-OPTIE [12/14] 2/15 (13974)

(Unaudited)

The following foreign currency exchange contracts were outstanding at Dec. 31, 2014:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BBH	EUR	166,498	USD	(203,167)	1/2/15	$(1,692)
BBH	NOK	1,897,830	USD	(255,730)	1/2/15	(1,412)
BBH	SEK	479,439	USD	(61,157)	1/2/15	344
BNYM	BRL	216,976	USD	(81,124)	1/2/15	477
BNYM	IDR	677,256,357	USD	(54,497)	1/2/15	165
CITI	AUD	(2,583,000)	USD	2,189,351	1/22/15	83,819
CITI	CAD	(133,312)	USD	115,139	1/22/15	463
CITI	CHF	3,405,860	USD	(3,528,907)	1/22/15	(101,928)
CITI	DKK	21,346,958	USD	(3,617,335)	1/22/15	(147,899)
CITI	EUR	4,314,407	USD	(5,314,269)	1/22/15	(92,348)
CITI	GBP	(6,711,211)	USD	10,578,481	1/22/15	121,579
CITI	HKD	(16,938,000)	USD	2,183,923	1/22/15	(460)
CITI	JPY	935,260,356	USD	(7,845,403)	1/22/15	(35,104)
CITI	NOK	(6,333,000)	USD	851,370	1/22/15	3,214
CITI	SEK	2,069,000	USD	(267,691)	1/22/15	(2,265)
CITI	SGD	3,790,000	USD	(2,978,529)	1/22/15	(119,245)
CITI	ZAR	21,400,000	USD	(1,891,118)	1/22/15	(47,326)
MSC	AUD	9,490,000	USD	(8,264,123)	1/22/15	(528,352)
MSC	CAD	(1,347,000)	USD	1,194,496	1/22/15	35,794
MSC	CHF	(7,598,506)	USD	8,080,154	1/22/15	434,531
MSC	DKK	(1,667,847)	USD	287,531	1/22/15	16,462
MSC	EUR	(11,959,514)	USD	15,270,221	1/22/15	795,086
MSC	GBP	(1,236,000)	USD	1,984,583	1/22/15	58,741
MSC	HKD	29,518,000	USD	(3,805,171)	1/22/15	1,573
MSC	NOK	(1,618,000)	USD	218,743	1/22/15	2,050
MSC	NZD	(3,011,000)	USD	2,376,965	1/22/15	33,821
MSC	SEK	24,618,000	USD	(3,443,674)	1/22/15	(285,499)
MSC	TRY	4,048,000	USD	(1,749,935)	1/22/15	(26,748)
						$197,841

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BBH – Brown Brothers Harriman
BNYM – BNY Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CITI – Citigroup Global Markets
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
IDR – Indonesian Rupiah
JPY – Japanese Yen
MSC – Morgan Stanley Capital
NOK – Norwegian Krone
NZD – New Zealand Dollar
REIT – Real Estate Investment Trust
SEK – Swedish Krona
SGD – Singapore Dollar
TRY – Turkish Lira
USD – United States Dollar
VVPR Strip – Dividend Coupon
ZAR – South African Rand

NQ-OPTIE [12/14] 2/15 (13974) 5

Notes

Optimum International Fund
December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6 NQ-OPTIE [12/14] 2/15 (13974)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$4,938,599	$—	$—	$4,938,599
Austria	—	19,639,183	—	19,639,183
Belgium	—	7,290,205	—	7,290,205
Bermuda	11,360,372	—	—	11,360,372
Brazil	10,640,256	—	—	10,640,256
British Virgin Islands	1,835,472	—	—	1,835,472
Canada	18,136,469	—	—	18,136,469
China/Hong Kong	25,348,782	46,908,108	—	72,256,890
Colombia	4,481,903	—	—	4,481,903
Czech Republic	—	3,985,656	—	3,985,656
France	—	25,509,318	—	25,509,318
Germany	—	9,930,636	—	9,930,636
India	14,516,228	13,422,455	—	27,938,683
Indonesia	—	5,982,651	—	5,982,651
Ireland	27,339,396	14,651,599	—	41,990,995
Israel	5,785,506	—	—	5,785,506
Italy	—	5,603,488	—	5,603,488
Japan	—	58,481,599	—	58,481,599
Mexico	1,725,656	—	—	1,725,656
Netherlands	11,232,295	16,240,205	—	27,472,500
New Zealand	—	1,998,671	—	1,998,671
Nigeria	1,223,586	—	—	1,223,586
Norway	5,239,134	22,739,489	—	27,978,623
Peru	1,713,926	—	—	1,713,926
Republic of Korea	—	21,808,483	—	21,808,483
Singapore	4,261,153	6,997,296	—	11,258,449
South Africa	—	3,441,816	—	3,441,816
Spain	—	16,380,508	—	16,380,508
Sweden	—	10,791,628	—	10,791,628
Switzerland	21,657,913	30,196,882	—	51,854,795
Taiwan	—	11,680,470	—	11,680,470
Turkey	—	12,030,555	—	12,030,555
United Kingdom	32,886,649	52,150,906	1,517,005	86,554,560
United States	16,597,882	—	1,420,410	18,018,292
Preferred Stock	—	2,865,296	—	2,865,296
Warrant	87,146	—	—	87,146
Short-Term Investments	—	17,594,609	—	17,594,609
Securities Lending Collateral	—	52,499,717	—	52,499,717
Total	$221,008,323	$490,821,429	$2,937,415	$714,767,167
Foreign Currency Exchange
Contracts	$—	$197,841	$—	$197,841

The securities that have been deemed worthless in the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Dec. 31, 2014, the majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund

NQ-OPTIE [12/14] 2/15 (13974) 7

(Unaudited)

2. Investments (continued)

utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Effective Jan. 15, 2015, Acadian Asset Management, LLC replaced BlackRock Advisors, LLC as a sub-advisor to the Fund.

Management has determined that no other material events or transactions occurred subsequent to Dec. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8 NQ-OPTIE [12/14] 2/15 (13974)

Schedule of investments

Optimum Large Cap Growth Fund
December 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.30%◇
Consumer Discretionary – 20.80%
Amazon.com †	98,300	$30,507,405
AutoZone †	13,800	8,543,718
CarMax †	102,900	6,851,082
Chipotle Mexican Grill †	6,600	4,517,766
Comcast Class A	185,300	10,749,253
Delphi Automotive (United
Kingdom)	163,050	11,856,996
DISH Network Class A †	14,300	1,042,327
Disney (Walt)	140,850	13,266,661
Dollar General †	36,150	2,555,805
Dollar Tree †	33,950	2,389,401
Hanesbrands	50,300	5,614,486
Hilton Worldwide Holdings †	392,050	10,228,585
Home Depot	158,323	16,619,165
Las Vegas Sands	103,300	6,007,928
Lear	25,850	2,535,368
Lowe’s	267,400	18,397,120
MGM Resorts International †	440,081	9,408,932
Michael Kors Holdings (China)
(Hong Kong Exchange) †	42,850	3,218,035
NetFlix †	16,600	5,670,726
NIKE Class B	90,100	8,663,115
Pandora Media †	61,300	1,092,979
Priceline Group †	22,850	26,053,799
PVH	11,850	1,518,815
Ralph Lauren	27,250	5,045,610
Ross Stores	32,100	3,025,746
Royal Caribbean Cruises	89,000	7,336,270
Signet Jewelers (Bermuda)	25,850	3,401,085
Starbucks	161,200	13,226,460
Starwood Hotels & Resorts
Worldwide	39,200	3,177,944
Tesla Motors †	36,300	8,073,483
Toll Brothers †	10,400	356,408
Tractor Supply	96,800	7,629,776
TripAdvisor †	28,000	2,090,480
Twenty-First Century Fox	66,000	2,534,730
Twitter †	67,900	2,435,573
Under Armour Class A †	38,500	2,614,150
Walgreens Boots Alliance	102,550	7,814,310
Wynn Macau (Macau)	1,112,800	3,104,829
Wynn Resorts	64,830	9,644,111
Yum! Brands	17,150	1,249,377
		290,069,809
Consumer Staples – 3.48%
Anheuser-Busch InBev ADR
(Belgium)	10,950	1,229,904
Costco Wholesale	26,000	3,685,500
CVS Health	200,600	19,319,786
Estee Lauder	37,200	2,834,640
Jarden †	46,750	2,238,390
Kroger	66,550	4,273,175
Mead Johnson Nutrition	28,750	2,890,525
Molson Coors Brewing
Class B	54,950	4,094,874
PepsiCo	52,700	4,983,312
Procter & Gamble	33,400	3,042,406
		48,592,512
Energy – 2.84%
Anadarko Petroleum	58,000	4,785,000
Baker Hughes	35,600	1,996,092
Cheniere Energy †	47,850	3,368,640
Continental Resources †	45,800	1,756,888
Devon Energy	94,300	5,772,103
EOG Resources	15,000	1,381,050
EQT	52,700	3,989,390
Halliburton	41,338	1,625,824
National Oilwell Varco	35,950	2,355,803
Pioneer Natural Resources	34,950	5,202,307
Range Resources	65,731	3,513,322
Schlumberger	17,000	1,451,970
Weatherford International
(Switzerland) †	208,400	2,386,180
		39,584,569
Financials – 7.35%
Affiliated Managers Group †	13,500	2,865,240
American Express	74,400	6,922,176
American International
Group	37,150	2,080,771
American Tower	106,900	10,567,065
AvalonBay Communities	22,400	3,659,936
Bank of America	531,600	9,510,324
BlackRock	9,500	3,396,820
Blackstone Group	365,950	12,380,089
Carlyle Group	134,250	3,691,875
Citigroup	25,500	1,379,805
Crown Castle International	137,200	10,797,640
Discover Financial Services	30,300	1,984,347
Hartford Financial Services
Group	134,800	5,619,812
IntercontinentalExchange	23,000	5,043,670
Invesco	8,500	335,920
Lamar Advertising	20,050	1,075,482
Morgan Stanley	322,650	12,518,820

(continues)     NQ-OPTLG [12/14] 2/15 (13975) 1

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock◇ (continued)
Financials (continued)
Outfront Media	3,054	$81,962
State Street	57,500	4,513,750
TD Ameritrade Holding	111,800	4,000,204
		102,425,708
Healthcare – 17.86%
AbbVie	155,750	10,192,280
Actavis †	133,208	34,289,071
Aetna	34,200	3,037,986
Alexion Pharmaceuticals †	52,000	9,621,560
Allergan	38,400	8,163,456
Amgen	28,000	4,460,120
Biogen Idec †	64,150	21,775,717
Celgene †	130,850	14,636,881
Cigna	13,500	1,389,285
Gilead Sciences †	315,750	29,762,595
HCA Holdings †	108,709	7,978,154
Humana	43,500	6,247,905
Incyte †	49,900	3,648,189
Insulet †	33,400	1,538,404
Intercept Pharmaceuticals †	5,250	819,000
Intuitive Surgical †	18,000	9,520,920
McKesson	72,600	15,070,308
Pharmacyclics †	59,850	7,317,261
Puma Biotechnology †	4,050	766,543
Regeneron Pharmaceuticals †	13,600	5,579,400
Salix Pharmaceuticals †	10,000	1,149,400
Shire ADR (Ireland)	30,900	6,567,486
St. Jude Medical	81,100	5,273,933
Teva Pharmaceutical
Industries (Israel) ADR	67,350	3,873,299
Thermo Fisher Scientific	86,450	10,831,321
UnitedHealth Group	93,350	9,436,751
Valeant Pharmaceuticals
International (Canada) †	72,600	10,389,786
Vertex Pharmaceuticals †	48,750	5,791,500
		249,128,511
Industrials – 13.25%
American Airlines Group	279,900	15,011,037
Boeing	116,700	15,168,666
Danaher	235,200	20,158,992
FedEx	28,000	4,862,480
Flowserve	32,700	1,956,441
HD Supply Holdings †	309,050	9,113,885
Honeywell International	153,550	15,342,716
Hunt (J.B.) Transport Services	42,600	3,589,050
Ingersoll-Rand (Ireland)	56,900	3,606,891
Kansas City Southern	40,100	4,893,403
Lockheed Martin	14,000	2,695,980
Martin Marietta Materials	30,100	3,320,632
McGraw Hill Financial	12,900	1,147,842
Mobileye (Israel) †	41,600	1,687,296
Precision Castparts	92,300	22,233,224
Roper Industries	47,000	7,348,450
SBA Communications
Class A †	30,700	3,400,332
Tyco International
(Switzerland)	232,150	10,182,099
Union Pacific	66,200	7,886,406
United Continental Holdings †	198,350	13,267,631
United Parcel Service Class B	29,450	3,273,957
United Technologies	59,550	6,848,250
WABCO Holdings †	22,750	2,383,745
Wabtec	62,100	5,395,869
		184,775,274
Information Technology – 29.42%
Activision Blizzard	174,650	3,519,197
Adobe Systems †	100,800	7,328,160
Alibaba Group Holding ADR †	98,005	10,186,640
Alliance Data Systems †	25,485	7,289,984
Apple	514,200	56,757,396
ASML Holding (Netherlands)	36,300	3,914,229
Avago Technologies	60,150	6,050,489
Baidu ADR †	56,800	12,948,696
Cognizant Technology
Solutions Class A †	93,050	4,900,013
Ctrip.com International ADR †	105,400	4,795,700
Dropbox Class A @=†	61,727	1,134,750
Facebook Class A †	595,229	46,439,767
Fiserv †	108,650	7,710,891
Flipkart Limited Series G @=†	7,188	817,793
Google Class A †	43,800	23,242,908
Google Class C †	72,950	38,400,880
GrubHub †	39,200	1,423,744
Lam Research	13,700	1,086,958
LinkedIn Class A †	42,400	9,739,704
MasterCard Class A	181,600	15,646,656
Micron Technology †	299,785	10,495,473
Microsoft	355,900	16,531,555
NAVER (South Korea)	3,309	2,129,740
NetSuite †	33,500	3,657,195
NXP Semiconductor
(Netherlands) †	112,700	8,610,280
Palo Alto Networks †	11,100	1,360,527
Red Hat †	67,300	4,653,122

2 NQ-OPTLG [12/14] 2/15 (13975)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock◇ (continued)
Information Technology (continued)
salesforce.com †	318,050	$18,863,545
SanDisk	41,600	4,075,968
SAP ADR	49,900	3,475,535
ServiceNow †	51,100	3,467,135
Stratasys †	22,400	1,861,664
SunEdison †	270,900	5,285,259
Tencent Holdings (China)
(Hong Kong Exchange)	297,600	4,306,342
Vipshop Holdings ADR †	256,500	5,012,010
Visa Class A	145,200	38,071,440
VMware Class A †	39,700	3,276,044
Western Digital	20,300	2,247,210
Workday Class A †	20,500	1,673,005
Yahoo †	157,750	7,967,953
		410,355,557
Materials – 1.66%
Air Products & Chemicals	35,250	5,084,107
Ashland	27,600	3,305,376
Ecolab	9,800	1,024,296
PPG Industries	18,750	4,334,063
Sherwin-Williams	35,900	9,443,136
		23,190,978
Telecommunication Services – 0.47%
Level 3 Communications †	49,650	2,451,717
Softbank (Japan)	68,300	4,065,780
		6,517,497
Utilities – 0.17%
Sempra Energy	21,000	2,338,560
		2,338,560

Total Common Stock
(cost $1,102,205,494)		1,356,978,975

Convertible Preferred Stock – 0.06%
Airbnb Private Placement
@=†	23,130	894,608
LivingSocial Private Placement
Series F @=†	14,824	3,854
Total Convertible Preferred
Stock (cost $1,055,689)		898,462

	Principal
	amount°
Short-Term Investments − 2.78%
Discount Notes – 1.71%≠
Federal Home Loan Bank
0.065% 1/14/15	6,034,201	6,034,183
0.065% 1/21/15	3,102,574	3,102,559
0.065% 2/25/15	2,330,323	2,330,269
0.065% 3/5/15	1,525,644	1,525,592
0.068% 1/16/15	1,959,872	1,959,864
0.08% 2/20/15	2,272,207	2,272,161
0.08% 3/18/15	2,558,078	2,557,971
0.085% 3/27/15	4,054,095	4,053,904
		23,836,503
Repurchase Agreements – 1.07%
Bank of America Merrill Lynch
0.03%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$9,238,035 (collateralized
by U.S. government
obligations
0.875%-4.625%
10/15/17-2/15/40
market value $9,422,782)	9,238,019	9,238,019
Bank of Montreal
0.06%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$3,079,350 (collateralized
by U.S. government
obligations
1.25%-3.875%
8/31/15-8/15/44
market value $3,140,927)	3,079,340	3,079,340
BNP Paribas
0.05%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$2,561,648 (collateralized
by U.S. government
obligations
0.875%-1.75%
8/15/17-5/15/23
market value $2,612,874)	2,561,641	2,561,641
		14,879,000

Total Short-Term
Investments
(cost $38,713,753)		38,715,503

(continues)     NQ-OPTLG [12/14] 2/15 (13975) 3

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

Total Value of
Securities – 100.14%
(cost $1,141,974,936)	$1,396,592,940
Liabilities Net of
Receivables and Other
Assets – (0.14%)	(1,954,597)
Net Assets – 100.00%	$1,394,638,343
____________________

@	Illiquid security. At Dec. 31, 2014, the aggregate value of illiquid securities was $2,851,005, which represents 0.20% of the Fund’s net assets.
◇	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2014, the aggregate value of fair valued securities was $2,851,005, which represents 0.20% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

4 NQ-OPTLG [12/14] 2/15 (13975)

Notes

Optimum Large Cap Growth Fund
December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTLG [12/14] 2/15 (13975) 5

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$286,964,980	$3,104,829	$—	$290,069,809
Consumer Staples	48,592,512	—	—	48,592,512
Energy	39,584,569	—	—	39,584,569
Financials	102,425,708	—	—	102,425,708
Healthcare	249,128,511	—	—	249,128,511
Industrials	184,775,274	—	—	184,775,274
Information Technology	401,966,932	7,570,832	817,793	410,355,557
Materials	23,190,978	—	—	23,190,978
Telecommunication Services	2,451,717	4,065,780	—	6,517,497
Utilities	2,338,560	—	—	2,338,560
Convertible Preferred Stock	—	—	898,462	898,462
Short-Term Investments	—	38,715,503	—	38,715,503
Total	$1,341,419,741	$53,456,944	$1,716,255	$1,396,592,940

As a result of utilizing international fair value pricing at Dec. 31, 2014, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6 NQ-OPTLG [12/14] 2/15 (13975)

Schedule of investments

Optimum Large Cap Value Fund
December 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.14%
Consumer Discretionary – 10.09%
Advance Auto Parts	27,101	$4,316,647
Bed Bath & Beyond †	23,638	1,800,506
Comcast Special Class A	136,323	7,847,434
Copa Holdings Class A
(Panama)	33,236	3,444,579
Delphi Automotive
(United Kingdom)	66,153	4,810,646
Disney (Walt)	71,649	6,748,619
Hasbro	50,907	2,799,376
Johnson Controls	132,879	6,423,371
Kohl’s	26,722	1,631,111
Mattel	30,146	932,868
McDonald’s	68,321	6,401,678
Omnicom Group	101,079	7,830,590
Ross Stores	159,728	15,055,961
Target	145,407	11,037,845
Time	7,084	174,337
Time Warner	67,818	5,793,014
TJX	303,337	20,802,851
Verisk Analytics Class A †	102,773	6,582,611
Viacom Class B	56,439	4,247,035
Yum Brands	153,866	11,209,138
		129,890,217
Consumer Staples – 10.64%
Altria Group	430,629	21,217,091
Campbell Soup	114,044	5,017,936
Colgate-Palmolive	230,067	15,918,336
CVS Health	127,954	12,323,250
Danone (France)	70,452	4,606,014
Diageo (United Kingdom)	311,524	8,923,104
Dr Pepper Snapple Group	18,197	1,304,361
General Mills	185,329	9,883,596
Imperial Tobacco Group
(United Kingdom)	30,879	1,359,103
Kellogg	26,229	1,716,426
Lorillard	109,718	6,905,651
Nestle (Switzerland)	148,616	10,834,257
Philip Morris International	409,361	33,342,453
Procter & Gamble	40,360	3,676,392
		137,027,970
Energy – 13.10%
Apache	219,219	13,738,455
Atwood Oceanics	480,733	13,638,395
Baker Hughes	20,737	1,162,724
Chevron	87,667	9,834,484
ConocoPhillips	263,538	18,199,934
Continental Resources †	366,483	14,058,288
EOG Resources	41,826	3,850,920
Exxon Mobil	268,162	24,791,577
Marathon Petroleum	197,828	17,855,955
Oasis Petroleum †	188,464	3,117,195
Occidental Petroleum	89,453	7,210,806
Oil States International †	330,123	16,143,015
Schlumberger	50,593	4,321,148
SM Energy	196,147	7,567,351
Valero Energy	266,727	13,202,988
		168,693,235
Financials – 24.02%
ACE (Switzerland)	65,910	7,571,741
AFLAC	269,633	16,471,880
Aon (United Kingdom)	82,392	7,813,233
Apartment Investment &
Management	411,776	15,297,478
Bank of New York Mellon	206,190	8,365,128
BlackRock	18,442	6,594,122
CBOE Holdings	328,248	20,817,488
Chubb	50,235	5,197,815
Citigroup	44,488	2,407,246
Discover Financial Services	272,563	17,850,151
Eaton Vance	297,475	12,175,652
Franklin Resources	152,441	8,440,658
Goldman Sachs Group	67,274	13,039,719
JPMorgan Chase	455,868	28,528,219
McGraw Hill Financial	197,111	17,538,937
MetLife	226,487	12,250,682
Moody’s	145,074	13,899,540
NASDAQ OMX Group	104,262	5,000,406
Nationstar Mortgage
Holdings †	385,729	10,873,701
PNC Financial Services Group	59,638	5,440,775
Prudential Financial	72,590	6,566,491
State Street	82,256	6,457,096
Travelers	118,619	12,555,821
US Bancorp	291,352	13,096,272
Waddell & Reed Financial
Class A	257,909	12,849,026
Wells Fargo	405,321	22,219,697
		309,318,974
Healthcare – 9.76%
Abbott Laboratories	181,666	8,178,603
Covidien (Ireland)	54,149	5,538,360
Express Scripts Holding †	84,416	7,147,503

(continues)     NQ-OPTLV [12/14] 2/15 (13976) 1

Schedule of investments

Optimum Large Cap Value Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Healthcare (continued)
Gilead Sciences †	121,197	$11,424,029
Johnson & Johnson	225,089	23,537,557
Medtronic	120,520	8,701,544
Merck	157,197	8,927,218
Mylan †	319,456	18,007,735
Novartis (Switzerland)	23,061	2,138,757
Pfizer	591,935	18,438,775
Roche Holding (Switzerland)	6,561	1,777,652
St. Jude Medical	70,737	4,600,027
Thermo Fisher Scientific	57,691	7,228,105
		125,645,865
Industrials – 13.08%
3M	84,652	13,910,017
Canadian National Railway
(Canada)	59,584	4,105,933
Caterpillar	136,281	12,473,800
Danaher	101,267	8,679,595
Eaton (Ireland)	83,909	5,702,456
Equifax	13,504	1,092,068
Honeywell International	143,258	14,314,339
Illinois Tool Works	32,432	3,071,310
Lockheed Martin	181,585	34,967,823
Northrop Grumman	36,525	5,383,420
Pentair (United Kingdom)	39,409	2,617,546
Rockwell Collins	148,005	12,503,462
Stanley Black & Decker	41,418	3,979,441
Tyco International
(Switzerland)	177,291	7,775,983
United Parcel Service Class B	216,743	24,095,319
United Technologies	120,343	13,839,445
		168,511,957
Information Technology – 9.54%
Accenture Class A (Ireland)	169,863	15,170,465
Apple	215,413	23,777,287
Fidelity National Information
Services	53,681	3,338,958
Fiserv †	65,452	4,645,128
International Business
Machines	57,468	9,220,166
Microsoft	361,953	16,812,717
Oracle	155,576	6,996,253
Texas Instruments	148,048	7,915,386
Western Digital	189,036	20,926,285
Western Union	786,918	14,093,701
		122,896,346
Materials – 4.57%
CF Industries Holdings	48,358	13,179,489
Crown Holdings †	66,423	3,380,931
duPont (E.I.) deNemours	22,308	1,649,454
LyondellBasell Industries	208,529	16,555,117
NewMarket	35,169	14,191,747
PPG Industries	43,111	9,965,108
		58,921,846
Telecommunication Services – 1.78%
AT&T	54,596	1,833,880
Verizon Communications	371,562	17,381,670
Vodafone Group
(United Kingdom)	1,079,332	3,700,152
		22,915,702
Utilities – 0.56%
AES	402,984	5,549,090
Duke Energy	19,660	1,642,396
		7,191,486
Total Common Stock
(cost $934,127,558)		1,251,013,598

Convertible Preferred Stock – 0.04%
United Technologies 7.50%
exercise price $98.52,
expiration date 8/1/15	7,480	458,748
Total Convertible Preferred
Stock (cost $376,064)		458,748

	Principal
	amount°
Short-Term Investments – 2.34%
Discount Notes – 0.35%≠
Federal Home Loan Bank
0.065% 1/14/15	1,221,043	1,221,040
0.065% 1/21/15	947,881	947,876
0.065% 2/25/15	480,511	480,500
0.065% 3/5/15	549,672	549,653
0.067% 1/16/15	86,856	86,856
0.08% 2/20/15	588,213	588,202
0.08% 3/18/15	238,366	238,356
0.085% 3/27/15	362,584	362,567
		4,475,050

2 NQ-OPTLV [12/14] 2/15 (13976)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 1.99%
Bank of America Merrill Lynch
0.03%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$15,970,208
(collateralized by U.S.
government obligations
0.875%–4.625%
10/15/17–2/15/40
market value $16,289,589)	15,970,181	$15,970,181
Bank of Montreal
0.06%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$5,323,412 (collateralized
by U.S. government
obligations
1.25%–3.875%
8/31/15–8/15/44
market value $5,429,862)	5,323,394	5,323,394
BNP Paribas
0.05%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$4,428,437 (collateralized
by U.S. government
obligations
0.875%–1.75%
8/15/17–5/15/23
market value $4,516,994)	4,428,425	4,428,425
		25,722,000
Total Short-Term
Investments
(cost $30,196,763)		30,197,050

Total Value of
Securities – 99.52%
(cost $964,700,385)		1,281,669,396
Receivables and Other
Assets Net of
Liabilities – 0.48%		6,238,724
Net Assets – 100.00%		$1,287,908,120
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-OPTLV [12/14] 2/15 (13976) 3

Notes

Optimum Large Cap Value Fund
December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-OPTLV [12/14] 2/15 (13976)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$129,890,217	$—	$129,890,217
Consumer Staples	111,305,492	25,722,478	137,027,970
Energy	168,693,235	—	168,693,235
Financials	309,318,974	—	309,318,974
Healthcare	121,729,456	3,916,409	125,645,865
Industrials	168,511,957	—	168,511,957
Information Technology	122,896,346	—	122,896,346
Materials	58,921,846	—	58,921,846
Telecommunication Services	19,215,550	3,700,152	22,915,702
Utilities	7,191,486	—	7,191,486
Convertible Preferred Stock	458,748	—	458,748
Short-Term Investments	—	30,197,050	30,197,050
Total	$1,218,133,307	$63,536,089	$1,281,669,396

As a result of utilizing international fair value pricing at Dec. 31, 2014, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the net assets. At Dec. 31, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTLV [12/14] 2/15 (13976) 5

Schedule of investments

Optimum Small-Mid Cap Growth Fund
December 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 94.57%
Consumer Discretionary – 15.50%
Bloomin’ Brands †	46,175	$1,143,293
Buffalo Wild Wings †	11,128	2,007,269
Casey’s General Stores	27,702	2,502,045
Choice Hotels International	40,000	2,240,800
CST Brands	52,102	2,272,168
Diamond Resorts
International †	151,747	4,233,741
Domino’s Pizza	20,000	1,883,400
Dorman Products †	54,000	2,606,580
Fiesta Restaurant Group †	40,000	2,432,000
Gentex	40,000	1,445,200
Gentherm †	33,784	1,237,170
GNC Holdings	20,000	939,200
HSN	33,292	2,530,192
IMAX (Canada) †	125,999	3,893,369
KAR Auction Services	60,000	2,079,000
Kate Spade †	111,063	3,555,127
LKQ †	210,000	5,905,200
Michaels †	55,000	1,360,150
Panera Bread Class A †	20,036	3,502,293
Papa John’s International	45,000	2,511,000
Pier 1 Imports	95,000	1,463,000
Pool	45,000	2,854,800
PVH	22,000	2,819,740
Red Robin Gourmet Burgers †	27,008	2,078,941
Samsonite International	516,730	1,531,440
Select Comfort †	37,000	1,000,110
Shutterfly †	23,383	974,954
Skechers U.S.A. Class A †	23,882	1,319,481
Standard Pacific †	167,356	1,220,025
TrueCar †	122,667	2,809,074
Tuesday Morning †	91,415	1,983,705
Vail Resorts	49,000	4,465,370
Vince Holding †	70,281	1,837,145
Williams-Sonoma	30,000	2,270,400
Zillow †	18,135	1,920,315
Zulily Class A †	83,777	1,960,382
		82,788,079
Consumer Staples – 2.57%
Boulder Brands †	75,000	829,500
Chefs’ Warehouse †	86,000	1,981,440
Fresh Market †	115,000	4,738,000
Spectrum Brands Holdings	14,246	1,363,057
SunOpta (Canada) †	139,779	1,656,381
United Natural Foods †	41,000	3,170,325
		13,738,703
Energy – 2.35%
Carrizo Oil & Gas †	23,000	956,800
Clayton Williams Energy †	17,000	1,084,600
Diamondback Energy †	36,006	2,152,439
Energen	12,000	765,120
Gulfport Energy †	22,000	918,280
Hornbeck Offshore Services †	27,000	674,190
PDC Energy †	13,000	536,510
Real Goods Solar Class A †	225,000	108,697
Rosetta Resources †	30,000	669,300
Rowan	15,000	349,800
RPC	39,600	516,384
RSP Permian †	96,149	2,417,186
SM Energy	27,000	1,041,660
WPX Energy †	30,000	348,900
		12,539,866
Financials – 10.56%
Allied World Assurance
Holdings (Switzerland)	30,000	1,137,600
Associated Banc-Corp	110,000	2,049,300
Assured Guaranty (Bermuda)	85,967	2,234,282
Berkshire Hills Bancorp	17,500	466,550
Blackhawk Network
Holdings †	79,000	2,977,510
City National	27,000	2,181,870
DCT Industrial Trust	63,750	2,273,325
Education Realty Trust	105,000	3,841,950
Enstar Group (Bermuda) †	10,728	1,640,204
Extra Space Storage	55,000	3,225,200
Financial Engines	31,617	1,155,601
First Busey	177,800	1,157,478
First Commonwealth
Financial	83,000	765,260
HFF Class A	92,672	3,328,778
Kennedy-Wilson Holdings	116,199	2,939,835
Lakeland Financial	40,000	1,738,800
MB Financial	53,000	1,741,580
PacWest Bancorp	75,041	3,411,364
Paramount Group †	157,473	2,927,423
Pebblebrook Hotel Trust	46,648	2,128,548
Post Properties	46,000	2,703,420
Sandy Spring Bancorp	43,000	1,121,440
SEI Investments	79,000	3,163,160
St. Joe †	27,531	506,295
SVB Financial Group †	20,000	2,321,400
WisdomTree Investments	92,566	1,450,972
WL Ross Holding †	72,300	829,281

(continues)     NQ-OPTSG [12/14} 2/15 (13977) 1

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Financials (continued)
World Acceptance †	12,766	$1,014,259
		56,432,685
Healthcare – 14.35%
Abaxis	11,000	625,130
Acadia Healthcare †	57,052	3,492,153
Aerie Pharmaceuticals †	34,533	1,008,018
Agios Pharmaceuticals †	12,844	1,439,042
Akorn †	81,000	2,932,200
Align Technology †	14,000	782,740
Allscripts Healthcare
Solutions †	95,300	1,216,981
Alnylam Pharmaceuticals †	26,038	2,525,686
Anacor Pharmaceuticals †	61,132	1,971,507
BioCryst Pharmaceuticals †	142,167	1,728,751
Bio-Techne	27,500	2,541,000
Celldex Therapeutics †	53,700	980,025
Cepheid †	88,464	4,789,441
DexCom †	79,009	4,349,445
Endologix †	94,089	1,438,621
Envision Healthcare
Holdings †	128,427	4,455,133
ExamWorks Group †	61,285	2,548,843
HealthSouth	25,000	961,500
HeartWare International †	34,831	2,557,640
Insulet †	74,251	3,420,001
Intercept Pharmaceuticals †	5,000	780,000
Intersect ENT †	34,353	637,248
Ironwood Pharmaceuticals †	60,499	926,845
Mettler-Toledo International †	20,000	6,049,200
NPS Pharmaceuticals †	111,965	4,004,988
Portola Pharmaceuticals †	64,484	1,826,187
PTC Therapeutics †	42,926	2,222,279
Sarepta Therapeutics †	48,000	694,560
Seattle Genetics †	44,000	1,413,720
Sirona Dental Systems †	21,000	1,834,770
Synageva BioPharma †	51,000	4,732,290
TESARO †	64,795	2,409,726
Ultragenyx Pharmaceutical †	9,862	432,745
VWR †	70,000	1,810,900
Wright Medical Group †	41,000	1,101,670
		76,640,985
Industrials – 24.24%
Acuity Brands	48,437	6,784,571
AECOM Technology †	89,341	2,713,286
Altra Industrial Motion @	106,730	3,030,065
AMETEK	115,000	6,052,450
Applied Industrial
Technologies	66,969	3,053,117
Astronics †	41,832	2,313,728
Avis Budget Group †	80,000	5,306,400
Belden	21,000	1,655,010
CAI International †	53,000	1,229,600
Chart Industries †	22,000	752,400
Chicago Bridge & Iron
(Netherlands)	23,000	965,540
Cognex †	84,498	3,492,302
DigitalGlobe †	109,014	3,376,164
Donaldson	150,000	5,794,500
ESCO Technologies	47,000	1,734,300
Forward Air	24,000	1,208,880
Generac Holdings †	138,256	6,464,851
Graphic Packaging Holding †	255,300	3,477,186
HD Supply Holdings †	128,701	3,795,392
HEICO Class A	75,000	3,552,000
Hertz Global Holdings †	25,000	623,500
Interface	90,000	1,482,300
Kennametal	41,000	1,467,390
Kirby †	12,000	968,880
Knoll @	65,000	1,376,050
Landstar System	43,941	3,187,041
McGrath RentCorp	31,000	1,111,660
Middleby †	30,000	2,973,000
Moog Class A †	68,012	5,034,928
MRC Global †	40,000	606,000
Nordson	80,000	6,236,800
Old Dominion Freight Line †	42,907	3,331,299
Orbital Sciences †	112,740	3,031,579
Oshkosh	41,000	1,994,650
PGT †	85,000	818,550
RPX †	34,000	468,520
Rush Enterprises Class A †	57,000	1,826,850
Spirit Airlines †	30,739	2,323,254
SunPower †	56,088	1,448,753
Swift Transportation †	138,686	3,970,580
Teledyne Technologies †	21,949	2,255,040
Thermon Group Holdings @†	86,032	2,081,114
Toro	35,000	2,233,350
TriNet Group †	108,615	3,397,477
TrueBlue †	74,281	1,652,752
WageWorks †	36,660	2,367,136
Watts Water Technologies
Class A	38,231	2,425,375

2 NQ-OPTSG [12/14} 2/15 (13977)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
WESCO International †	27,000	$2,057,670
		129,503,240
Information Technology – 19.68%
Amber Road †	65,000	664,300
Amphenol Class A	56,800	3,056,408
ANSYS †	53,000	4,346,000
Arista Networks †	21,768	1,322,624
Atmel †	173,000	1,452,335
Bankrate †	160,000	1,988,800
Castlight Health Class B †	12,000	140,400
Constant Contact †	86,459	3,173,045
CoStar Group †	14,370	2,638,763
Dealertrack Technologies †	40,759	1,806,031
Demandware †	61,783	3,554,994
E2open †	60,000	576,600
Envestnet †	30,761	1,511,596
Exa †	22,175	261,221
ExlService Holdings †	80,000	2,296,800
F5 Networks †	17,000	2,217,905
FleetMatics Group (Ireland) †	74,157	2,631,832
FLIR Systems	55,000	1,777,050
Freescale Semiconductor †	60,660	1,530,452
Heartland Payment
Systems @	49,292	2,659,303
HubSpot †	30,276	1,017,576
Infinera †	152,000	2,237,440
Informatica †	85,000	3,241,475
IPG Photonics †	41,000	3,071,720
Ixia †	48,000	540,000
Marketo †	84,846	2,776,161
Markit (United Kingdom) †	59,673	1,577,157
MAXIMUS	41,895	2,297,522
Medidata Solutions †	25,000	1,193,750
New Relic †	6,700	233,428
Nimble Storage †	71,230	1,958,825
Pandora Media †	30,000	534,900
Power Integrations	45,822	2,370,830
Rogers †	25,000	2,036,000
Shutterstock †	39,370	2,720,467
Solera Holdings	55,000	2,814,900
SPS Commerce †	50,000	2,831,500
Stratasys †	10,000	831,100
SunEdison †	100,593	1,962,569
Telogis @=	185,242	92,621
Textura †	30,233	860,733
Tyler Technologies †	34,683	3,795,708
Veeva Systems Class A †	138,707	3,663,252
Verint Systems †	70,650	4,117,482
Virtusa †	157,903	6,579,818
WEX †	19,947	1,973,157
WNS Holdings ADR †	294,362	6,081,519
Yelp †	38,130	2,086,855
		105,104,924
Materials – 3.89%
Airgas	36,000	4,146,480
Caesarstone Sdot-Yam
(Israel)	37,535	2,245,344
Drew Industries †	45,000	2,298,150
Eagle Materials	16,624	1,263,923
Headwaters †	216,943	3,251,976
KapStone Paper & Packaging	34,325	1,006,066
Masonite International †	49,723	3,055,976
Platform Specialty Products †	150,591	3,496,723
		20,764,638
Telecommunication Services – 1.43%
Boingo Wireless †	75,000	575,250
CalAmp †	49,000	896,700
Cogent Communications
Holdings	20,000	707,800
SBA Communications
Class A †	19,000	2,104,440
Ubiquiti Networks	41,421	1,227,718
Vonage Holdings †	555,000	2,114,550
		7,626,458

Total Common Stock
(cost $399,399,455)		505,139,578

Convertible Preferred Stock – 1.41%
Cloudera@=	30,243	998,019
DocuSign
Series B @=	1,166	18,959
Series B-1 @=	349	5,675
Series D @=	838	13,626
Series E @=	21,664	352,257
Mobileye Series F2=	129,645	5,153,233
Telogis@=	252,269	1,011,599
Total Convertible Preferred
Stock (cost $2,215,955)		7,553,368

Preferred Stock – 0.47%
Apigee Series H =	256,001	844,803
Nutanix @=	40,185	484,505

(continues)     NQ-OPTSG [12/14} 2/15 (13977) 3

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Preferred Stock (continued)
Pure Storage =	36,123	$539,678
Veracode Series 8 @=	30,584	655,109
Total Preferred Stock
(cost $2,416,129)		2,524,095

	Principal
	amount°
Short-Term Investments – 3.09%
Discount Notes – 1.94%≠
Federal Home Loan Bank
0.00% 1/16/15	666,978	666,975
0.065% 1/14/15	2,599,868	2,599,861
0.065% 1/21/15	1,647,492	1,647,484
0.065% 2/25/15	1,304,246	1,304,216
0.065% 3/5/15	1,441,959	1,441,910
0.08% 2/20/15	1,346,725	1,346,698
0.08% 3/18/15	493,409	493,388
0.085% 3/27/15	878,751	878,710
		10,379,242
Repurchase Agreements – 1.15%
Bank of America Merrill Lynch
0.03%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$3,804,115 (collateralized
by U.S. government
obligations
0.875%–4.625%
10/15/17–2/15/40
market value $3,880,193)	3,804,109	3,804,109
Bank of Montreal
0.06%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$1,268,041 (collateralized
by U.S. government
obligations
1.25%–3.875%
8/31/15–8/15/44
market value $1,293,397)	1,268,037	1,268,037
BNP Paribas
0.05%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$1,054,857 (collateralized
by U.S. government
obligations
0.875%–1.75%
8/15/17–5/15/23
market value $1,075,951)	1,054,854	$1,054,854
		6,127,000

Total Short-Term
Investments
(cost $16,505,575)		16,506,242

Total Value of
Securities – 99.54%
(cost $420,537,114)		531,723,283
Receivables and Other
Assets Net of
Liabilities – 0.46%		2,441,604
Net Assets – 100.00%		$534,164,887
____________________

@	Illiquid security. At Dec. 31, 2014, the aggregate value of illiquid securities was $12,778,902, which represents 2.39% of the Fund’s net assets.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2014, the aggregate value of fair valued securities was $10,170,084, which represents 1.90% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

4 NQ-OPTSG [12/14} 2/15 (13977)

Notes

Optimum Small-Mid Cap Growth Fund
December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs). (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTSG [12/14} 2/15 (13977) 5

(Unaudited)

2. Investments (continued)
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$82,788,079	$—	$—	$82,788,079
Consumer Staples	13,738,703	—	—	13,738,703
Energy	12,539,866	—	—	12,539,866
Financials	56,432,685	—	—	56,432,685
Healthcare	76,640,985	—	—	76,640,985
Industrials	129,503,240	—	—	129,503,240
Information Technology	105,012,303	—	92,621	105,104,924
Materials	20,764,638	—	—	20,764,638
Telecommunication Services	7,626,458	—	—	7,626,458
Convertible Preferred Stock[1]	—	5,153,233	2,400,135	7,553,368
Preferred Stock	—	—	2,524,095	2,524,095
Short-Term Investments	—	16,506,242	—	16,506,242
Total	$505,046,957	$21,659,475	$5,016,851	$531,723,283

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Convertible Preferred Stock	68.22%	31.78%	100.00%

As a result of utilizing international fair value pricing at Dec. 31, 2014, a portion of the Fund’s common stock was classified as Level 2.

During the period ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6 NQ-OPTSG [12/14} 2/15 (13977)

Schedule of investments

Optimum Small-Mid Cap Value Fund
December 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 88.39%
Consumer Discretionary – 9.82%
AMC Networks Class A †	65,100	$4,151,427
Ascena Retail Group †	244,000	3,064,640
bebe stores	877,455	1,921,626
Callaway Golf	484,860	3,733,422
Christopher & Banks †	278,402	1,589,675
Crocs †	233,800	2,920,162
Dick’s Sporting Goods	54,500	2,705,925
Express †	188,400	2,767,596
Finish Line Class A	59,000	1,434,290
Hooker Furniture	143,694	2,467,226
LeapFrog Enterprises †	454,500	2,145,240
Lear	19,300	1,892,944
Life Time Fitness †	32,200	1,823,164
Lithia Motors Class A	23,400	2,028,546
Meredith	45,300	2,460,696
Pier 1 Imports	176,000	2,710,400
Rent-A-Center	78,900	2,865,648
Spartan Motors	510,538	2,685,430
Stage Stores	55,000	1,138,500
Staples	106,000	1,920,720
Winnebago Industries	66,143	1,439,272
		49,866,549
Consumer Staples – 0.46%
Darling Ingredients †	32,600	592,016
Dean Foods	90,400	1,751,952
		2,343,968
Energy – 5.58%
Boardwalk Pipeline Partners	100,000	1,777,000
Bonanza Creek Energy †	37,100	890,400
Cloud Peak Energy †	153,810	1,411,976
CONSOL Energy	79,000	2,670,990
Frank’s International
(Netherlands)	91,000	1,513,330
Gulf Island Fabrication	110,875	2,149,866
Hallador Energy	179,176	1,972,728
McDermott International †	60,500	176,055
Newpark Resources †	307,403	2,932,625
Oasis Petroleum †	62,200	1,028,788
Oil States International †	29,000	1,418,100
PDC Energy †	42,400	1,749,848
Primoris Services @	51,900	1,206,156
Rex Energy †	172,253	878,490
RSP Permian †	84,000	2,111,760
VAALCO Energy †	439,356	2,003,463
Warren Resources †	403,457	649,566
Weatherford International
(Switzerland) †	158,000	1,809,100
		28,350,241
Financials – 8.23%
Alexandria Real Estate
Equities	43,192	3,832,858
BankUnited	108,200	3,134,554
Cedar Realty Trust	551,776	4,050,036
Comerica	30,100	1,409,884
DiamondRock Hospitality	62,200	924,914
Dime Community Bancshares	213,303	3,472,573
East West Bancorp	42,900	1,660,659
First Financial Bancorp @	125,100	2,325,609
Hallmark Financial Services †	312,778	3,781,486
Inland Real Estate	143,200	1,568,040
Potlatch	48,903	2,047,569
PrivateBancorp	106,400	3,553,760
STAG Industrial	69,700	1,707,650
SVB Financial Group †	30,500	3,540,135
Wintrust Financial	64,900	3,034,724
XL Group (Ireland)	51,000	1,752,870
		41,797,321
Healthcare – 4.52%
CONMED	18,800	845,248
Haemonetics †	70,800	2,649,336
Hospira †	56,100	3,436,125
Integra Lifesciences
Holdings †	35,200	1,908,896
Mednax †	50,800	3,358,388
Myriad Genetics †	132,400	4,509,544
Premier Class A †	80,800	2,709,224
Teleflex	30,600	3,513,492
		22,930,253
Industrials – 24.26%
ACCO Brands †	328,000	2,955,280
Advanced Energy Industries †	178,925	4,240,524
Aegion †	101,900	1,896,359
AMETEK	52,875	2,782,811
Apogee Enterprises	41,100	1,741,407
Avery Dennison	97,000	5,032,360
B/E Aerospace †	33,400	1,937,868
Beacon Roofing Supply †	64,379	1,789,736
Boise Cascade †	93,700	3,480,955
Brady Class A	89,500	2,446,930
Carlisle	30,800	2,779,392
Colfax †	36,800	1,897,776
Crane	47,800	2,805,860

(continues)     NQ-OPTSV [12/14] 2/15 (13978) 1

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
Diana Shipping (Greece) †	406,100	$2,724,931
Dover	68,700	4,927,164
Encore Wire	62,397	2,329,280
Energizer Holdings	30,200	3,882,512
Ennis	175,790	2,367,891
Federal Signal	27,000	416,880
FreightCar America	142,372	3,745,807
Graham	80,803	2,324,702
Granite Construction	123,171	4,682,961
Harsco	136,000	2,569,040
Herman Miller	54,700	1,609,821
Houston Wire & Cable	21,794	260,438
Hubbell Class B	21,200	2,264,796
IDEX	20,200	1,572,368
Joy Global	84,900	3,949,548
Kennametal	99,000	3,543,210
KLX †	16,700	688,875
Knoll @	199,824	4,230,274
Landstar System	22,400	1,624,672
ManpowerGroup	25,600	1,745,152
McGrath RentCorp	95,476	3,423,769
MRC Global †	60,000	909,000
PerkinElmer	33,500	1,464,955
Rush Enterprises Class A †	70,600	2,262,730
Stanley Black & Decker	52,500	5,044,200
Timken	92,100	3,930,828
Trex †	40,800	1,737,264
TrueBlue †	185,900	4,136,275
Tyco International	15,400	675,444
U.S. Ecology	30,645	1,229,477
Watts Water Technologies
Class A	56,701	3,597,111
WESCO International †	52,800	4,023,888
Woodward	70,500	3,470,715
		123,153,236
Information Technology – 19.77%
Amdocs	86,000	4,012,330
AVG Technologies
(Netherlands) †	209,200	4,129,608
Broadridge Financial
Solutions	71,500	3,301,870
Brooks Automation	145,500	1,855,125
Cardtronics †	110,000	4,243,800
Checkpoint Systems †	106,600	1,463,618
Diebold	23,500	814,040
Diodes †	23,000	634,110
Equifax	45,297	3,663,168
Fairchild Semiconductor
International †	324,500	5,477,560
Flextronics International †	562,000	6,283,160
FLIR Systems	55,500	1,793,205
Harris	16,100	1,156,302
Henry (Jack) & Associates	26,200	1,628,068
IAC/InterActiveCorp	63,500	3,860,165
Infineon Technologies
(Germany)	100,000	1,058,186
Ingram Micro Class A †	142,500	3,938,700
j2 Global @	61,200	3,794,400
Jabil Circuit	191,000	4,169,530
KEMET †	270,000	1,134,000
Mercury Systems †	179,629	2,500,436
Methode Electronics	77,279	2,821,456
Micrel	308,111	4,470,691
ON Semiconductor †	269,200	2,726,996
Plexus †	112,302	4,627,965
Rudolph Technologies †	244,342	2,499,619
ScanSource †	74,636	2,997,382
Silicon Image †	598,318	3,302,715
Synaptics †	34,975	2,407,679
Teradyne	192,100	3,801,659
Trimble Navigation †	105,500	2,799,970
Unisys †	164,287	4,843,181
Vishay Intertechnology	106,200	1,502,730
Xcerra †	70,300	643,948
		100,357,372
Materials – 13.61%
Allegheny Technologies	99,000	3,442,230
Ashland	25,100	3,005,976
Cabot	44,000	1,929,840
Carpenter Technology	62,000	3,053,500
Celanese Class A	14,500	869,420
Chemtura †	98,000	2,423,540
Deltic Timber	43,378	2,967,055
Eastman Chemical	46,600	3,535,076
Fuller (H.B.)	59,000	2,627,270
Intrepid Potash †	244,400	3,392,272
KMG Chemicals	220,001	4,400,020
Landec †	270,234	3,731,932
MeadWestvaco	41,000	1,819,990
Minerals Technologies	65,800	4,569,810
Olympic Steel	159,667	2,838,879
Owens-Illinois †	97,000	2,618,030
PolyOne	119,000	4,511,290

2 NQ-OPTSV [12/14] 2/15 (13978)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Materials (continued)
Rock-Tenn Class A	32,400	$1,975,752
Rockwood Holdings	22,200	1,749,360
Ryerson Holding †	117,000	1,161,810
Sealed Air	101,000	4,285,430
Sonoco Products	77,600	3,391,120
Stillwater Mining †	255,056	3,759,525
Xerium Technologies †	67,500	1,065,150
		69,124,277
Telecommunication Services – 1.43%
Arris Group †	118,100	3,565,439
Vonage Holdings †	972,600	3,705,606
		7,271,045
Utilities – 0.71%
Questar	142,900	3,612,512
		3,612,512
Total Common Stock
(cost $365,143,959)		448,806,774

	Principal
	amount°
Short-Term Investments – 11.78%
Discount Notes – 9.07%≠
Federal Home Loan Bank
0.065% 1/14/15	10,560,898	10,560,866
0.065% 1/21/15	7,310,670	7,310,634
0.065% 2/25/15	7,638,858	7,638,682
0.065% 3/5/15	6,406,544	6,406,326
0.067% 1/16/15	2,729,373	2,729,362
0.08% 2/20/15	5,623,555	5,623,443
0.08% 3/18/15	2,247,298	2,247,204
0.085% 3/27/15	3,528,712	3,528,547
		46,045,064
Repurchase Agreements – 2.71%
Bank of America Merrill Lynch
0.03%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$8,555,069 (collateralized
by U.S. government
obligations
0.875%–4.625%
10/15/17–2/15/40
market value $8,726,158)	8,555,055	8,555,055
Bank of Montreal
0.06%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$2,851,695 (collateralized
by U.S. government
obligations
1.25%–3.875%
8/31/15–8/15/44
market value $2,908,719)	2,851,685	2,851,685
BNP Paribas
0.05%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$2,372,266 (collateralized
by U.S. government
obligations
0.875%–1.75%
8/15/17–5/15/23
market value $2,419,705)	2,372,260	2,372,260
		13,779,000
Total Short-Term
Investments
(cost $59,821,067)		59,824,064

Total Value of
Securities – 100.17%
(cost $424,965,026)		508,630,838
Liabilities Net of
Receivables and Other
Assets – (0.17%)		(857,750)
Net Assets – 100.00%		$507,773,088
____________________

@	Illiquid security. At Dec. 31, 2014, the aggregate value of illiquid securities was $11,556,439, which represents 2.28% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-OPTSV [12/14] 2/15 (13978) 3

Notes

Optimum Small-Mid Cap Value Fund
December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-OPTSV [12/14] 2/15 (13978)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$49,866,549	$—	$49,866,549
Consumer Staples	2,343,968	—	2,343,968
Energy	28,350,241	—	28,350,241
Financials	41,797,321	—	41,797,321
Healthcare	22,930,253	—	22,930,253
Industrials	123,153,236	—	123,153,236
Information Technology	99,299,186	1,058,186	100,357,372
Materials	69,124,277	—	69,124,277
Telecommunication Services	7,271,045	—	7,271,045
Utilities	3,612,512	—	3,612,512
Short-Term Investments	—	59,824,064	59,824,064
Total	$447,748,588	$60,882,250	$508,630,838

As a result of utilizing international fair value pricing at Dec. 31, 2014, a portion of the Fund’s common stock was classified as Level 2.

During the period ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Dec. 31, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTSV [12/14] 2/15 (13978) 5

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: